AUL American Series Fund, Inc.
Semi-Annual Report
June 30, 1998
asxc
This report and the financial statements contained herein are submitted for the general information of the Participants. The report is not to be distributed to prospective investors as sales literature unless accompanied or preceded by an effective prospectus of AUL American Series Fund, Inc. and AUL American Unit Trust, AUL American Individual Unit Trust or AUL American Variable Life Trust which contains further information concerning the sales charge, expenses and other pertinent information.

A Message From The Chairman of the Board and President

I am pleased to announce the opening of three new investment options for AULs pension retirement savings products. The AUL American Lifestyle Portfolios each combine different amounts of equities, bonds and money market instruments to create portfolios with three distinct levels of risk: conservative, moderate, and aggressive. This is intended to allow diversification and to simplify the decision making process.

In addition to announcing the new Lifestyle Portfolios, I would also like to provide a brief recap of the economic environment and investment markets during the last six months. The U.S. economy is exhibiting surprising strength despite the opposing forces that exist. The Asian crisis worsened during the first half of 1998 resulting in a decline in U.S. exports and an increase in inexpensive imports. This created a great deal of pressure on U.S. corporate earnings and resulted in an inventory build-up during the first quarter.

In contrast, we continue to experience the positive effects of low inflation and low nominal interest rates. Another favorable development has been the amazing strength in consumer spending right here at home. Consumers are benefiting from inexpensive imports, low inflation, low mortgage rates and the wealth effect of a rising stock market.

The stock market provided impressive returns during the first half of 1998, with the average equity fund earning most of this return during the first quarter. Second quarter returns were much more volatile as Asian concerns resurfaced. Large capitalization companies continued to dominate the market as investors searched for stability of earnings and liquidity.

Although bonds performed reasonably well in the first half of 1998, returns still lagged the performance of the S&P 500, an unmanaged index of common stocks, by a wide margin. Treasury yields declined during the first half of the year with the biggest decrease occurring in the longer maturities. The thirty year treasury bond yielded 5.63% at the end of June, thirty basis points below the level at the beginning of the year.

Investment performance for the AUL American Series Fund, Inc. for the first half of 1998 was:
Equity Portfolio        9.5%    Managed Portfolio                       7.4%
Money Market Portfolio  2.4%    Tactical Asset Allocation Portfolio     8.8%
Bond Portfolio          4.0%

The performance numbers for the AUL American Series Fund, Inc. are net of investment advisory fees and other expenses paid by each portfolio but do not reflect specified contract charges and mortality and expense risk charges which may be incurred when investing in a variable annuity contract, and which, if included, would result in lower performance results. Past performance is, of course, no guarantee of future results.

As we enter the second half of 1998,
commonly used valuation measures suggest that the stock market is expensive at current levels. It is expected that market volatility will continue through the remainder of 1998 as investors closely monitor economic and corporate earnings growth as well as the level of interest rates. Bond performance will be dependent on interest rate movements and the potential flight to quality in the event investors become concerned about the stock market.

                                                              /s/James W. Murphy
                                                                 James W. Murphy
                                Chairman of the Board of Directors and President
Indianapolis, Indiana
July 31, 1998

Directors and Officers of AUL American Series Fund, Inc.
James W. Murphy, Chairman of the Board and President
James P. Shanahan, Director
Dr. Ronald D. Anderson, Director
     Professor, Kelley School of Business
     Indiana University, Indianapolis, Indiana
Dr. Leslie Lenkowsky, Director
     Indiana University, Center of Philanthropy
     Indianapolis, Indiana
R. Stephen Radcliffe, Director, Vice President and Treasurer
Richard A. Wacker, Secretary

                                       1
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                                       2

                         AUL American Series Fund, Inc.
                            Statements of Net Assets
                                 June 30, 1998
                                  (unaudited)
                                              Portfolio

                        Equity      Money        Bond      Managed    Tactical
                                    Market                              Asset

Assets:
Investments at value $94,672,738 $63,256,813 $40,490,133 $71,316,943 $ 5,987,430
(cost: $66,281,869,
$63,256,813, $40,088,002,
$57,934,112 and
$5,325,478, respectively)
Receivable for
shares sold, net         432,834   1,229,411     115,492     175,364      33,670
Receivable for
investments sold       2,048,000                             744,000     307,563
Dividends and
interest receivable      109,925     134,338     429,666     365,224      43,894
Prepaid expense              878         527         213         577
Deferred investment
advisory fees                                                             11,967
Deferred
organization costs                                                         3,367

Total assets          97,264,375  64,621,089  41,035,504  72,602,108   6,387,891



Liabilities:
Payable for shares
redeemed, net            217,715     956,899     141,339     205,762       6,657
Payable for
investments purchased    839,729   1,000,000   1,389,641   1,151,253     207,875
Investment advisory
fees payable              52,599      27,736      17,645      31,854       4,303
Accrued expenses          49,800      36,001      18,790      37,156       2,735
Organization costs payable to AUL                                          4,830

Total liabilities      1,159,843   2,020,636   1,567,415   1,426,025     226,400



Net Assets          $ 96,104,532$ 62,600,453$ 39,468,089$ 71,176,083 $ 6,161,491



Shares outstanding     4,187,869  62,600,453   3,603,112   4,353,625     458,029



Net Asset Value
per share                $ 22.95      $ 1.00     $ 10.95     $ 16.35     $ 13.45


The accompanying notes are an integral part of the financial statements.

                         AUL American Series Fund, Inc.
                      StatementS of Net Assets (continued)
                                 June 30, 1998
                                  (unaudited)

                                  Portfolio

                     Aggressive   Moderate  Conservative
                      Investor    Investor    Investor


Assets:
Investments at value $ 5,068,640 $ 5,063,140 $ 5,083,128
(cost: $5,019,958,
$5,026,965, and
$5,050,578, respectively)
Receivable for
shares sold, net             425         290         113
Receivable for
investments sold          48,000      32,000      24,000
Dividends and
interest receivable       11,801      17,242      21,780
Prepaid expense
Deferred investment
advisory fees
Deferred
organization costs         5,592       5,592       5,592

Total assets           5,134,458   5,118,264   5,134,613



Liabilities:
Payable for shares
redeemed, net
Payable for
investments purchased     45,155      34,580      49,049
Investment advisory
fees payable               3,157       3,164       3,177
Accrued expenses           3,857       3,849       3,820
Organization costs
payable to AUL             5,683       5,683       5,683

Total liabilities         57,852      47,276      61,729



Net Assets           $ 5,076,606 $ 5,070,988 $ 5,072,884



Shares outstanding       500,355     500,282     500,116



Net Asset Value
per share                $ 10.15     $ 10.14     $ 10.14

The accompanying notes are an integral part of the financial statements.

                         AUL American Series Fund, Inc.
                            Statements of Operations
                     For the six months ended June 30, 1998
                                  (unaudited)

                                             Portfolio

                       Equity      Money        Bond       Managed    Tactical
                                   Market                               Asset

Investment Income:
Income:
Dividends              $ 727,086                           $ 324,636    $ 18,492
Interest                 290,192   1,616,283   1,145,313     971,447      75,373

                       1,017,278   1,616,283   1,145,313   1,296,083      93,865



Expenses:
Investment advisory
fee                      221,974     146,308      91,793     164,852      20,449
Custodian and
service agent fee         36,498      24,478      15,544      27,780       3,412
Professional fees          8,347       5,724       3,584       6,288         477
Amortization of deferred
organization costs                                                           798
Director fees              2,946       2,025       1,267       2,221         169
Printing                   7,470       5,087       3,184       5,616         430
Other                        626         626         626         626         626

                         277,861     184,248     115,998     207,383      26,361



Net investment income    739,417   1,432,035   1,029,315   1,088,700      67,504



Gain (Loss) on Investments:
Net realized gain      4,716,649                 630,907   2,761,898      47,963
Net change in
unrealized appreciation
(depreciation)         2,308,246               (214,587)     759,899     298,707

Net gain               7,024,895                 416,320   3,521,797     346,670



Net Increase in Net Assets
from Operations      $ 7,764,312 $ 1,432,035 $ 1,445,635 $ 4,610,497   $ 414,174



The accompanying notes are an integral part of the financial statement.

                         AUL American Series Fund, Inc.
                      Statements of Operations (continued)
          March 31, 1998 (Commencement of Operations) to June 30, 1998
                                  (unaudited)

                                  Portfolio

                     Aggressive   Moderate  Conservative
                      Investor    Investor    Investor


Investment Income:
Income:
Dividends (net of
foreign taxes
withheld of $702, $609,
and $349, respectively) $ 13,890    $ 10,992     $ 7,026
Interest                  17,732      31,945      45,068

                          31,622      42,937      52,094


Expenses:
Investment advisory
fee                        9,785       9,795       9,809
Custodian and
service agent fee          8,913       8,912       8,912
Professional fees            368         368         368
Amortization of deferred
organization costs            92          92          92
Director fees                 81          81          81
Printing                     231         230         230
Other                        160         160         160

                          19,630      19,638      19,652


Net investment income     11,992      23,299      32,442


Gain (Loss) on Investments
and Foreign Currency:
Net realized gain
on investments            12,430       8,743       6,749
Net realized loss on
foreign currency
transactions                 (58)        (58)        (29)
Net change in unrealized
appreciation (depreciation)
on investments            48,682      36,175      32,551
Translation of assets and
liabilities in foreign currencies

Net gain                  61,054      44,860      39,271


Net Increase in Net Assets
from Operations         $ 73,046    $ 68,159    $ 71,713



The accompanying notes are an integral part of the financial statement.

                         AUL American Series Fund, Inc.
                      Statements of Changes in Net Assets

                                               Portfolio

                                   Equity                   Money Market

                          Six months                  Six months
                             ended      Year ended       ended      Year ended
                         June 30, 1998 Dec. 31, 1997 June 30, 1998 Dec. 31, 1997
                          (unaudited)                 (unaudited)


Increase in Net Assets
from Operations:
Net investment income        $ 739,417     $ 999,336   $ 1,432,035  $ 2,268,259
Net realized gain            4,716,649     1,058,100
Net change in unrealized
appreciation (depreciation)  2,308,246    14,404,527

Increase in Net Assets
from Operations              7,764,312    16,461,963     1,432,035    2,268,259


Dividends and Distributions:
From net investment income    (299,936)   (1,011,139)   (1,432,035)  (2,268,259)
From net realized gain                      (841,088)

Decrease                      (299,936)   (1,852,227)   (1,432,035)  (2,268,259)


Shareholder Transactions:
Proceeds from shares sold   15,955,126    23,646,772    58,990,960   89,738,967
Reinvested distributions       276,621     1,693,617     1,432,035    2,268,259
Cost of shares redeemed     (7,867,547)  (10,326,275)  (53,579,484  (76,477,759)

Increase                     8,364,200    15,014,114     6,843,511   15,529,467


Net increase                15,828,576    29,623,850     6,843,511   15,529,467
Net Assets at beginning
of year                     80,275,956    50,652,106    55,756,942   40,227,475

Net Assets at end
of period                 $ 96,104,532  $ 80,275,956  $ 62,600,453 $ 55,756,942



Shares sold                    706,774     1,225,237    58,990,960   89,738,967
Reinvested distributions        12,008        83,382     1,432,035    2,268,259
Shares redeemed               (347,319)     (535,202)  (53,579,484) (76,477,759)


Net Increase                   371,463       773,417     6,843,511   15,529,467
Shares outstanding at
beginning of year            3,816,406     3,042,989    55,756,942   40,227,475

Shares outstanding at
end of period                4,187,869     3,816,406    62,600,453   55,756,942



The accompanying notes are an integral part of the financial statements.

                         AUL American Series Fund, Inc.
                Statements of Changes in Net Assets (continued)

                                               Portfolio

                                    Bond                       Managed

                          Six months                  Six months
                             ended      Year ended       ended      Year ended
                         June 30, 1998  Dec. 31,1997 June 30, 1998 Dec. 31, 1997
                          (unaudited)                 (unaudited)


Increase in Net Assets
from Operations:
Net investment income      $ 1,029,315   $ 1,708,663   $ 1,088,700  $ 1,687,068
Net realized gain              630,907       687,635     2,761,898    1,443,799
Net change in unrealized
appreciation (depreciation)   (214,587)      (27,147)      759,899    6,578,271

Increase in Net Assets
from Operations              1,445,635     2,369,151     4,610,497    9,709,138


Dividends and Distributions:
From net investment income    (498,838)   (1,707,647)     (492,451)  (1,691,973)
From net realized gain                      (633,130)                (1,443,799)

Decrease                      (498,838)   (2,340,777)     (492,451)  (3,135,772)


Shareholder Transactions:
Proceeds from shares sold   12,327,129    13,713,183    12,148,320   15,228,291
Reinvested distributions       498,838     2,340,777       492,451    3,135,773
Cost of shares redeemed     (9,022,595)   (9,552,294)   (6,059,744)  (7,552,037)

Increase                     3,803,372     6,501,666     6,581,027   10,812,027


Net increase                 4,750,169     6,530,040    10,699,073   17,385,393
Net Assets at beginning
of year                     34,717,920    28,187,880    60,477,010   43,091,617

Net Assets at end
of period                 $ 39,468,089  $ 34,717,920  $ 71,176,083 $ 60,477,010



Shares sold                  1,137,092     1,268,900       754,465    1,035,603
Reinvested distributions        46,499       219,241        30,338      208,366
Shares redeemed               (832,523)     (884,186)     (376,401)    (513,935)


Net Increase                   351,068       603,955       408,402      730,034
Shares outstanding at
beginning of year            3,252,044     2,648,089     3,945,223    3,215,189

Shares outstanding at
end of period                3,603,112     3,252,044     4,353,625    3,945,223



The accompanying notes are an integral part of the financial statements.

                         AUL American Series Fund, Inc.
                Statements of Changes in Net Assets (continued)

                                               Portfolio

                                  Tactical Asset      Aggressive     Moderate
                                                       Investor      Investor

                                                    March 31, 1998 March 31,1998
                           Six months               (Commencement)(Commencement)
                              ended      Year ended       to            to
                         June 30, 1998  Dec. 31,1997 June 30, 1998 June 30, 1998
                          (unaudited)                 (unaudited)   (unaudited)


Increase in Net Assets
from Operations:
Net investment income         $ 67,504      $ 76,273      $ 11,992     $ 23,299
Net realized gain               47,963       257,170        12,372        8,685
Net change in unrealized
appreciation (depreciation)    298,707       130,402        48,682       36,175

Increase in Net Assets
from Operations                414,174       463,845        73,046       68,159


Dividends and Distributions:
From net investment income     (34,586)      (76,151)
From net realized gain                      (257,170)

Decrease                       (34,586)     (333,321)


Shareholder Transactions:
Proceeds from shares sold    1,613,399     2,246,655     5,003,560    5,002,829
Reinvested distributions        26,140       232,373
Cost of shares redeemed       (309,871)     (302,190)

Increase                     1,329,668     2,176,838     5,003,560    5,002,829


Net increase                 1,709,256     2,307,362     5,076,606    5,070,988
Net Assets at beginning
of year                      4,452,235     2,144,873

Net Assets at end
of period                  $ 6,161,491   $ 4,452,235   $ 5,076,606  $ 5,070,988



Shares sold                    121,751       178,777       500,355      500,282
Reinvested distributions         1,947        18,622
Shares redeemed                (23,566)      (23,548)


Net Increase                   100,132       173,851       500,355      500,282
Shares outstanding at
beginning of year              357,897       184,046

Shares outstanding at
end of period                  458,029       357,897       500,355      500,282


The accompanying notes are an integral part of the financial statements.

                         AUL American Series Fund, Inc.
                Statements of Changes in Net Assets (continued)

                           Portfolio

                         Conservative
                           Investor

                         March 31,1998
                        (Commencement)
                              to
                         June 30, 1998
                          (unaudited)


Increase in Net Assets
from Operations:
Net investment income         $ 32,442
Net realized gain                6,720
Net change in unrealized
appreciation (depreciation)     32,551

Increase in Net Assets
from Operations                 71,713


Dividends and Distributions:
From net investment income
From net realized gain

Decrease


Shareholder Transactions:
Proceeds from shares sold    5,001,171
Reinvested distributions
Cost of shares redeemed

Increase                     5,001,171


Net increase                 5,072,884
Net Assets at beginning
of year

Net Assets at end
of period                  $ 5,072,884



Shares sold                    500,116
Reinvested distributions
Shares redeemed


Net Increase                   500,116
Shares outstanding at
beginning of year

Shares outstanding at
end of period                  500,116



The accompanying notes are an integral part of the financial statements.

                         AUL American Series Fund, Inc.
                            Schedule of Investments
                                Equity Portfolio
                                 June 30, 1998
                                  (unaudited)
                                                                       Market
    Description                                         Shares          Value

Common Stock (88.7%)
Aerospace (1.2%)
Boeing Co.                                                  15,300    $ 681,806
Precision Castparts Corp.                                    8,800      469,700

                                                                      1,151,506

Automotive & Auto Parts (5.5%)
Bandag, Inc.                                                41,700    1,626,300
Ford Motor Co.                                              44,500    2,625,500
TBC Corp.                                                  148,100      981,163

                                                                      5,232,963

Banks & Financial (13.4%)
American Express Co.                                        22,200    2,530,800
Associates First Capital Corp.                              12,962      996,454
Banc One Corp.                                              36,363    2,029,510
Ohio Casualty Corp.                                         39,400    1,743,450
Travelers Group, Inc.                                       53,500    3,243,438
Washington Mutual, Inc.                                     47,985    2,084,348

                                                                     12,628,000

Broadcasting & Publishing (7.1%)
Chris-Craft Industries, Inc.*                               26,750    1,462,891
Deluxe Corp.                                                40,600    1,453,988
Gibson Greetings, Inc.                                      39,500      987,500
Meredith Corp.                                              27,500    1,290,781
Moore Corp., Ltd.                                          117,300    1,554,224

                                                                      6,749,384

Electrical Equipment
& Electronics (4.0%)
Baldor Electric Co.                                         88,680    2,167,117
Dynatech Corp.-When Issued*                                 32,100      100,152
General Electric Co.                                        16,700    1,519,700

                                                                      3,786,969

Entertainment & Leisure (4.2%)
CPI Corp.                                                   56,200    1,338,263
Fleetwood Enterprises, Inc.                                 65,600    2,624,000

                                                                      3,962,263

Furniture & Apparel (11.3%)
Hillenbrand Industries, Inc.                                30,700    1,842,000
Kellwood Co.                                                42,100    1,505,075
La Z Boy Chair Co.                                          58,600    3,310,900
Liz Claiborne, Inc.                                         41,500    2,168,375
Reebok International                                        68,100    1,885,518

                                                                     10,711,868


Health Care (6.3%)
Acuson Corp.*                                               49,700      903,919
Lilly (Eli) and Co.                                         13,540      894,486
Merck & Co.                                                 11,700    1,564,875
McKesson Corp.                                              32,000    2,600,000

                                                                      5,963,280

Information Processing &
Telecommunications (9.1%)
A T & T Corp.                                               26,900    1,536,663
International Business
Machines Corp.                                              16,200    1,859,963
Novell, Inc.*                                               71,800      915,450
Stratus Computer Inc.                                          700       17,763
Sun Microsystems, Inc.*                                     54,800    2,380,374
Telxon Corp.                                                58,100    1,880,988

                                                                      8,591,201

Merchandising (4.0%)
Enesco Group Inc.                                           17,100      525,825
Gymboree Corp.                                              64,300      974,547
Longs Drug Stores Corp.                                     78,000    2,252,250

                                                                      3,752,622

Metals & Mining (8.6%)
AK Steel Holding Corp.                                      88,800    1,587,300
Aluminum Company
of America                                                  32,200    2,123,187
Cleveland-Cliffs, Inc.                                      38,900    2,086,013
Oregon Steel Mills, Inc.                                    69,200    1,288,850
Phelps Dodge Corp.                                          18,900    1,080,844

                                                                      8,166,194

Oil & Oil Services (4.2%)
Royal Dutch Petroleum                                       36,100    1,978,731
Valero Energy Corp.                                         60,500    2,011,625

                                                                      3,990,356

Transportation (3.5%)
Alexander & Baldwin, Inc.                                   68,000    1,980,500
Norfolk Southern Corp.                                      43,800    1,305,788

                                                                      3,286,288


*does not pay cash dividends
The accompanying notes are an integral part of the financial statements.

                         AUL American Series Fund, Inc.
                            Schedule of Investments
                          Equity Portfolio (continued)
                                 June 30, 1998
                                  (unaudited)
                                                                      Market
    Description                                         Shares         Value


Common Stock (88.7%), continued
Miscellaneous (6.3%)
Carlisle Companies, Inc.                                    30,000  $ 1,291,875
Kelly Services, Inc.                                        59,400    2,101,274
Michael Foods, Inc.                                         39,400    1,157,375
P G & E Corp.                                               38,894    1,227,592
Park Electrochemical Corp.                                   7,000      147,875

                                                                      5,925,991


Total common stock (cost: $55,508,023)                               83,898,885


Money Market Mutual Funds (3.0%)
Federated Investors Prime Obligation                     2,856,287    2,856,287


Total money market mutual funds (cost: $2,856,287)                    2,856,287



                           Interest      Maturity     Principal
                             Rate          Date         Amount


Short-term Notes (4.7%)
Associates Corp.                 5.53%      08/25/98   $ 2,000,000  $ 1,983,180
Associates Corp.                 5.48%      07/07/98     1,500,000    1,498,590
John Deere Capital Corp.         5.47%      07/06/98     1,000,000      999,210


Total short-term notes (cost: $4,480,973)                             4,480,980


Cash and Cash Equivalents (3.6%)
BONY Cash Reserve                                                     3,436,586


Total cash and cash equivalent (cost: $3,436,586)                     3,436,586


Total Investments (cost: $66,281,869)                              $ 94,672,738



The accompanying notes are an integral part of the financial statements.

                         AUL American Series Fund, Inc.
                            Schedule of Investments
                             Money Market Portfolio
                                 June 30, 1998
                                  (unaudited)
                           Interest      Maturity      Principal      Market
      Description            Rate          Date          Amount       Value


Short-term Notes (87.9%)
U.S. Government & Agency Obligations (51.3%)
Federal Home Loan Bank
Discount Notes                  5.350%      07/08/98   $ 5,600,000  $ 5,594,175
Federal Home Loan Bank
Discount Notes                  5.350%      09/09/98     5,500,000    5,442,785
Federal Home Loan Mortgage
Corp. Discount Notes            5.360%      07/23/98     1,900,000    1,893,776
Federal Home Loan Mortgage
Corp. Discount Notes            5.438%      07/31/98     6,000,000    5,973,100
Federal Home Loan Mortgage
Corp. Discount Notes            5.380%      08/24/98     5,200,000    5,158,036
Federal National Mortgage
Association Discount Notes      5.430%      09/11/98     4,400,000    4,352,920
Federal National Mortgage
Association Discount Notes      5.370%      08/28/98     4,100,000    4,064,528

                                                                     32,479,320
Corporate Obligations (36.6%)
Automotive (3.6%)
Ford Motor Credit Corp.         5.416%      07/06/98     2,300,000    2,300,000

                                                                      2,300,000

Electrical Equipment (8.9%)
General Electric Capital Corp.  5.685%      08/03/98     2,900,000    2,900,000
General Electric Capital Corp.  5.569%      07/13/98     2,700,000    2,700,000

                                                                      5,600,000

Financial (17.4%)
Prudential Financing Corp.      5.576%      07/13/98     3,000,000    3,000,000
Associates Corporation of
North America                   5.579%      08/10/98     2,500,000    2,500,000
American General Finance        5.542%      07/10/98     3,000,000    3,000,000
Norwest Financial Corp.         5.536%      07/30/98     2,500,000    2,500,000

                                                                     11,000,000

Machinery (5.1%)
John Deere Capital Corp.        5.564%      08/10/98     1,000,000    1,000,000
John Deere Capital Corp.        5.532%      07/06/98     2,200,000    2,200,000

                                                                      3,200,000

Oil and Gas (1.6%)
Chevron Oil Finance Co.         5.541%      08/18/98     1,000,000    1,000,000

                                                                      1,000,000


Total short-term notes (cost: $55,579,320)                           55,579,320



The accompanying notes are an integral part of the financial statements.

                         AUL American Series Fund, Inc.
                            Schedule of Investments
                       Money Market Portfolio (continued)
                                 June 30, 1998
                                  (unaudited)
                                                                      Market
      Description                                       Shares        Value


Money Market Mutual Funds (8.3%)
Dreyfus Masternote Account                               2,292,040  $ 2,292,040
Federated Investors Prime Obligation                     2,985,531    2,985,531


Total money market mutual funds (cost: $5,277,571)                    5,277,571


Cash and Cash Equivalent (3.8%)
BONY Cash Reserve                                                     2,399,922


Total cash and cash equivalents (cost: $2,399,922)                    2,399,922


Total Investments (cost: $63,256,813)                              $ 63,256,813



The accompanying notes are an integral part of the financial statements.

                         AUL American Series Fund, Inc.
                            Schedule of Investments
                                 Bond Portfolio
                                 June 30, 1998
                                  (unaudited)
                           Interest      Maturity     Principal      Market
        Description          Rate          Date         Amount       Value


Long-term Notes and Bonds (93.6%)
U.S. Government & Agency Obligations (34.5%)
Federal Home Loan Bank Notes    8.375%      10/25/99   $ 1,300,000  $ 1,344,083
Federal National Mortgage
Association Notes               6.640%      07/12/99     1,450,000    1,464,123
U.S. Treasury Bonds             7.250%      05/15/16     2,050,000    2,401,698
U.S. Treasury Bonds             8.000%      11/15/21       925,000    1,192,381
U.S. Treasury Bonds             5.500%      02/15/08       400,000      399,748
U.S. Treasury Notes             5.625%      05/15/08       300,000      303,981
U.S. Treasury Bonds             6.125%      11/15/27       900,000      964,404
U.S. Treasury Notes             6.250%      04/30/01     2,800,000    2,852,052
U.S. Treasury Notes             6.750%      04/30/00     3,000,000    3,063,270

                                                                     13,985,740

Mortgage Backed Securities (30.3%)
American Southwest
Financial Corp. CMO             8.900%      03/01/18 163,331 166,342
Federal Home Loan Mortgage
Corp. Pool #E69858              6.000%      04/01/13 686,027 679,462
Federal Home Loan Mortgage
Corp. Pool #E69878              6.000%      04/01/13 53,962 53,445
Federal Home Loan Mortgage
Corp. 6.0% T.B.A.               6.000%      12/01/13 1,000,000 990,310
Federal National Mortgage
Association CMO                 7.500%      12/25/09       600,000      635,622
GNMA Pool #436282               6.500%      03/15/28       333,197      332,561
GNMA Pool #463145               6.500%      04/15/28      1,009,141   1,007,213
GNMA Pool #468723               6.500%      02/15/28       366,053      365,354
GNMA 6.5% T.B.A.                6.500%      07/21/28       400,000      399,124
GNMA Pool #456941               6.500%      06/15/28       594,000      592,699
GNMA Pool #399083               7.000%      01/15/27     2,822,955    2,869,139
GNMA Pool #462142               7.000%      05/15/26       233,092      236,905
GNMA Pool #416402               7.500%      07/15/26        25,324       26,039
GNMA Pool #424739               7.500%      05/15/26       576,929      593,216
GNMA Pool #425039               7.500%      05/15/26        73,349       75,419
GNMA Pool #431976               7.500%      01/15/27       682,397      701,661
GNMA Pool #452827               7.500%      02/15/28       394,605      405,745
GNMA Pool #443216               8.000%      07/15/27       569,637      590,366
GNMA Pool #415539               8.000%      07/15/27       308,873      320,113
Green Tree Manufactured
Housing ABS                     7.290%      03/15/28     1,200,000    1,241,244

                                                                     12,281,979

                         AUL American Series Fund, Inc.
                            Schedule of Investments
                           Bond Portfolio (continued)
                                 June 30, 1998
                                  (unaudited)
                           Interest      Maturity      Principal      Market
       Description           Rate          Date          Amount       Value


Corporate Obligations (28.8%)
Anheuser-Busch Cos. Inc.
Debentures                      6.750%      12/15/27     $ 400,000    $ 414,968
Associates Corporation of
North America Notes             5.600%      01/15/01     1,600,000    1,584,896
California Infastructure
Southern Cal. Ed.               6.220%      03/25/04       400,000      403,875
Enron Corp. Notes               6.450%      11/15/01       400,000      402,916
Eli Lilly & Company
Debentures                      7.125%      06/01/25       400,000      437,788
El Paso Natural Gas
Company Notes                   7.750%      01/15/02       200,000      209,706
Ford Motor Credit Corp. Notes   7.750%      11/15/02       850,000      903,049
General Motors Acceptance
Corporation Notes               5.850%      04/06/00       500,000      499,385
GTE Corp. Debentures            6.940%      04/15/28       500,000      503,900
Hydro-Quebec Debentures         8.050%      07/07/24       400,000      475,888
ICI Wilmington Notes            6.750%      09/15/02       600,000      612,000
Key Bank NA Notes               6.500%      10/15/27       300,000      302,310
Korean Development Bank Notes   7.375%      09/17/04       500,000      412,660
Nationsbank Corp. Notes         5.750%      03/15/01       800,000      795,464
Petroliam Nasional Berhad Notes 7.125%      10/18/06       500,000      427,670
PNC Funding Corp. Notes         6.875%      03/01/03       400,000      409,276
Raytheon Co. Notes              5.950%      03/15/01       800,000      797,024
Sears Roebuck Acceptance
Corp. Notes                     6.000%      03/20/03       400,000      396,180
Service Corp. Notes             6.750%      06/01/01       900,000      913,005
Signet Bank Notes               7.800%      09/15/06       400,000      438,840
Union Pacific Resources
Debentures                      7.050%      05/15/18       300,000      301,950

                                                                     11,642,750


Total long-term notes and bonds (cost: $37,508,338)                  37,910,469


                                                       Shares

Money Market Mutual Funds (4.2%)
Federated Investors Prime Obligation                     1,684,206    1,684,206


Total money market mutual funds (cost: $1,684,206)                    1,684,206


Cash and Cash Equivalents (2.2%)
BONY Cash Reserve                                                       895,458


Total cash and cash equivalent (cost: $895,458)                         895,458


Total Investments (costs: $40,088,002)                             $ 40,490,133



The accompanying notes are an integral part of the financial statements.

                         AUL American Series Fund, Inc.
                            Schedule of Investments
                               Managed Portfolio
                                 June 30, 1998
                                  (unaudited)
                                                                      Market
       Description                                      Shares        Value


Common Stock (51.5%)
Aerospace (0.6%)
Boeing Co.                                                   5,500    $ 245,093
Precision Castparts Corp.                                    3,700      197,488

                                                                        442,581

Automotive & Auto Parts (3.3%)
Bandag, Inc.                                                17,900      698,100
Ford Motor Co.                                              20,300    1,197,700
TBC Corp.                                                   64,800      429,300

                                                                      2,325,100

Banks & Financial (7.7%)
American Express Co.                                         9,600    1,094,400
Associates First Capital Corp.                               5,620      432,038
Banc One Corp.                                              15,885      886,582
Ohio Casualty Corp.                                         17,200      761,100
Travelers Group, Inc.                                       23,209    1,407,046
Washington Mutual, Inc.                                     21,105      916,747

                                                                      5,497,913

Broadcasting & Publishing (4.2%)
Chris-Craft Industries, Inc.*                               12,565      687,148
Deluxe Corp.                                                17,500      626,719
Gibson Greetings, Inc.                                      17,400      435,000
Meredith Corp.                                              11,800      553,863
Moore Corp., Ltd                                            49,900      661,175

                                                                      2,963,905

Electrical Equipment &
Electronics (2.3%)
Baldor Electric Co.                                         39,100      955,506
Dynatech Corp.-When Issued*                                 14,500       45,240
General Electric Co.                                         7,300      664,300

                                                                      1,665,046

Entertainment & Leisure (2.5%)
CPI Corp.                                                   25,500      607,219
Fleetwood Enterprises, Inc.                                 28,400    1,136,000

                                                                      1,743,219

Furniture & Apparel (6.5%)
Hillenbrand Industries, Inc.                                13,400      804,000
Kellwood Co.                                                19,000      679,250
La Z Boy Chair Co.                                          25,400    1,435,100
Liz Claiborne, Inc.                                         17,800      930,050
Reebok International                                        29,400      814,013

                                                                      4,662,413

Health Care (3.7%)
Acuson Corp.*                                               21,600    $ 392,850
Lilly (Eli) and Co.                                          5,904      390,033
Merck & Co.                                                  5,200      695,500
McKesson Corp.                                              14,300    1,161,874

                                                                      2,640,257

Information Processing &
Telecommunications (5.2%)
A T & T Corp.                                               11,700      668,363
International Business
Machines Corp.                                               7,000      803,688
Novell, Inc.*                                               30,200      385,050
Sun Microsystems, Inc.*                                     23,700    1,029,468
Telxon Corp.                                                25,200      815,850

                                                                      3,702,419

Merchandising (2.7%)
Enesco Group Inc.                                            7,500      230,625
Gymboree Corp.                                              47,700      722,953
Longs Drug Stores Corp.                                     34,000      981,750

                                                                      1,935,328

Metals & Mining (4.9%)
AK Steel Holding Corp.                                      35,300      630,987
Aluminum Company
of America                                                  13,900      916,531
Cleveland-Cliffs, Inc.                                      16,800      900,900
Oregon Steel Mills, Inc.                                    30,000      558,750
Phelps Dodge Corp.                                           8,200      468,938

                                                                      3,476,106

Oil & Oil Services (2.4%)
Royal Dutch Petroleum Co.                                   15,300      838,631
Valero Energy Corp.                                         26,000      864,500

                                                                      1,703,131

Transportation (2.0%)
Alexander & Baldwin, Inc.                                   29,800    cc867,925
Norfolk Southern Corp.                                      19,100      569,419

                                                                      1,437,344


*does not pay cash dividends
The accompanying notes are an integral part of the financial statements.

                         AUL American Series Fund, Inc.
                            Schedule of Investments
                         Managed Portfolio (continued)
                                 June 30, 1998
                                  (unaudited)
                                                                      Market
        Description                                     Shares        Value


Common Stock (51.5%), continued
Miscellaneous (3.5%)
Carlisle Companies, Inc.                                    13,100    $ 564,119
Kelly Services                                              25,900      916,213
Michael Foods, Inc.                                         17,200      505,250
P G & E Corp.                                               16,854      531,954

                                                                      2,517,536


Total common stock (cost: $23,633,208)                               36,712,298


Money Market Mutual Funds (3.8%)
Federated Investors Prime Obligation                     2,723,272    2,723,272


Total money market mutual funds (cost: $2,723,272                     2,723,272




The accompanying notes are an integral part of the financial statements.

                         AUL American Series Fund, Inc.
                            Schedule of Investments
                         Managed Portfolio (continued)
                                 June 30, 1998
                                  (unaudited)
                           Interest      Maturity      Principal      Market
        Description          Rate          Date          Amount       Value


Long-Term Notes and Bonds (41.9%)
U.S. Government and Agency Obligations (15.3%)
Federal Home Loan Bank Bonds    8.600% 06/25/99 $ 500,000 $ 513,905
Federal Home Loan Bank Bonds    8.375% 10/25/99 900,000 930,519
Federal National Mortgage
Association Bonds               8.350%      11/10/99       500,000      511,640
U.S. Treasury Bonds             7.250%      05/15/16     1,700,000    1,991,652
U.S. Treasury Bonds             8.000%      11/15/21       750,000      966,795
U.S. Treasury Notes             5.500%      02/15/08        75,000       74,953
U.S. Treasury Notes             5.625%      05/15/08       250,000      253,318
U.S. Treasury Bonds             6.125%      11/15/27       500,000      535,780
U.S. Treasury Notes             6.250%      04/30/01     2,200,000    2,240,897
U.S. Treasury Notes             6.750%      04/30/00     2,850,000    2,910,107

                                                                     10,929,566


Mortgage Backed Securites (14.3%)
Federal Home Loan Mortgage
Corp. 6.0% T.B.A.               6.000%      12/01/13       500,000      495,155
Federal Home Loan Mortgage
Corp. Pool #E69502              6.000%      03/01/13       492,585      487,871
Federal National Mortgage
 Association CMO                6.640%      07/12/99       850,000      858,279
GNMA 6.5% T.B.A.                6.500%      07/21/28       300,000      299,343
GNMA Pool #471262               6.500%      05/15/28     1,008,945    1,007,018
GNMA Pool #465963               6.500%      03/15/28       115,952      115,698
GNMA Pool #407966               6.500%      02/15/28       789,764      788,034
GNMA Pool #431962               6.500%      05/15/26       387,345      387,090
GNMA Pool #422407               6.500%      01/15/26       209,055      208,917
GNMA Pool #424578               6.500%      04/15/26       541,842      541,484
GNMA Pool #425983               6.500%      03/15/26       260,875      260,702
GNMA Pool #399069               7.000%      01/15/27     1,812,482    1,842,134
GNMA Pool #416741               7.000%      05/15/26       497,040      505,172
GNMA Pool #436741               7.500%      01/15/27       600,384      617,333
GNMA Pool #457562               7.500%      12/15/27       386,315      397,221
GNMA Pool #443216               8.000%      07/15/27       297,976      308,819
GNMA Pool #451312               8.000%      07/15/27       224,209      232,368
Green Tree Manufacturing
Housing ABS                     7.290%      03/15/28       800,000      827,496

                                                                     10,180,134



The accompanying notes are an integral part of the financial statements.

                         AUL American Series Fund, Inc.
                            Schedule of Investments
                         Managed Portfolio (continued)
                                 June 30, 1998
                                  (unaudited)

                           Interest      Maturity      Principal      Market
        Description          Rate          Date          Amount       Value

Long-Term Notes (41.9%) (continued)
Corporate Obligations (12.3%)
Anheuser-Busch Cos.
Inc. Debentures                 6.750%      12/15/27     $ 450,000    $ 466,839
Associates Corporation of
North America Notes             5.600%      01/15/01       400,000      396,224
California Infastructure
Southern Cal. Ed.               6.220%      03/25/04       300,000      302,906
El Paso Natural Gas
Company Notes                   7.750%      01/15/02       100,000      104,853
General Motors Acceptance
Corporation Notes               5.850%      04/06/00       750,000      749,078
Enron Corp. Bites               6.450%      11/15/01       300,000      302,187
Eli Lilly & Company
Debentures                      7.125%      06/01/25       300,000      328,341
Ford Motor Credit Corp. Notes   7.750%      11/15/02       600,000      637,446
GTE Corp. Debentures            6.940%      04/15/28       350,000      352,730
Hydro-Quebec Debenture          8.050%      07/07/24       250,000      297,430
ICI Wilmington Notes            6.750%      09/15/02       400,000      408,000
Key Bank NA Notes               6.500%      10/15/27       250,000      251,925
Korean Development Bank Notes   7.375%      09/17/04       400,000      330,128
Nationsbank Corp. Notes         5.750%      03/15/01       850,000      845,181
Petroliam Nasional Berhad Notes 7.125%      10/18/06       500,000      427,670
PNC Funding Corp. Notes         6.875%      03/01/03       300,000      306,957
Raytheon Co. Notes              5.950%      03/15/01       650,000      647,582
Sears Roebuck Acceptance
Corp. Notes                     6.000%      03/20/03       300,000      297,135
Service Company
International Note              6.750%      06/01/01       700,000      710,114
Signet Bank Notes               7.800%      09/15/06       300,000      329,130
Union Pacific Resources
Debentures                      7.050%      05/15/18       250,000      251,625

                                                                      8,743,481


Total long-term notes and bonds (cost: $29,549,440)                  29,853,181


Cash and Cash Equivalents (2.8%)
BONY Cash Reserve                                                     2,028,192


Total cash and cash equivalent (cost: $2,028,192)                     2,028,192


Total Investments (cost: $57,934,112)                              $ 71,316,943




The accompanying notes are an integral part of the financial statements.

                         AUL American Series Fund, Inc.
                            Schedule of Investments
                            Tactical Asset Portfolio
                                 June 30, 1998
                                  (unaudited)
                                                                      Market
        Description                                     Shares        Value


Common Stock (55.0%)
Automotive & Truck (3.1%)
Chrysler Corp.                                               2,000    $ 112,750
Ford Motor Co.                                               1,200       70,800

                                                                        183,550

Banks & Financial (15.6%)
AFLAC, Inc.                                                  3,000       90,938
AMBAC, Inc.                                                  2,000      117,000
American National Insurance                                    800       84,200
Chase Manhattan Corp.                                        1,000       75,500
Countrywide Credit Ind.                                      1,000       50,750
Federal National Mortgage
Association                                                  1,000       60,750
Frontier Insurance
Group Inc.                                                   4,400       99,274
Green Tree Financial Corp.                                   3,500      149,844
Lehman Brothers Holding, Inc.                                  500       38,781
MGIC Investment Corp.                                          800       45,650
PMI Group, Inc.                                              1,000       73,375
Republic New York Co.                                          800       50,350

                                                                        936,412

Energy (4.8%)
Diamond Offshore Drilling                                    2,500      100,000
R & B Falcon Co.                                             4,000       90,500
Tidewater Inc.                                               3,000       99,000

                                                                        289,500

Information Processing &
Telecommunications (9.8%)
360 Communications Co.                                       4,000      128,000
Applied Materials, Inc.                                      3,000       88,500
Arrow Electronics, Inc.                                      1,000       21,750
Cox Communications, Inc.                                     1,500       72,656
ECI Telecommunications
Limited Designs                                              3,000      113,625
Intel Corp.                                                    800       59,300
Seagate Technology, Inc.                                     2,000       47,625
Sprint Corp.                                                   800       56,400

                                                                        587,856

Manufactured Housing (1.8%)
Clayton Homes, Inc.                                          4,000       76,000
Oakwood Homes Corp.                                          1,000       30,000

                                                                        106,000

Merchandising (2.9%)
Burlington Coat
Factory Warehouse                                            3,000       67,500
Fingerhut Companies, Inc.                                    1,500       49,500
Payless Shoesource, Inc.                                       764       56,297

                                                                        173,297

Metals & Mining (1.9%)
Alumax, Inc.                                                   305       14,144
Aluminum Company of America                                    400       26,375
Potash Corporation of Saskatch                               1,000       75,563

                                                                        116,082

Real Estate (2.9%)
Imperial Credit Commercial                                   5,000       65,313
Simon Debartolo Group Inc.                                   1,000       32,500
Storage USA                                                  1,000       35,000
Trizec Hahn Corp.                                            2,000       42,875

                                                                        175,688

Restaurants (1.9%)
Ryan Family Steak
Houses Inc.                                                  5,000       51,250
Tricon Global Restaurants Inc.                               2,000       63,374

                                                                        114,624

Transportation (2.5%)
CSX Co.                                                      1,000       45,500
Halter Marine Group Inc.                                     3,000       45,188
Norfolk Southern Co.                                         2,000       59,625

                                                                        150,313

Utilities (1.1%)
Illinova Corp.                                               1,000       30,000
Nipsco Industries                                            1,400       39,200

                                                                         69,200

Miscellaneous (6.7%)
Agco Co.                                                     3,000     $ 61,687
Briggs & Stratton                                            1,000       37,438
Comair Holdings, Inc.                                        2,250       69,469
Dow Chemical Co.                                               400       38,675
Paccar Inc.                                                  1,000       52,250
Philip Morris Co.                                            1,700       66,938
Trinity Industries                                           1,500       62,250

                                                                        388,707


Total common stock
(cost: $2,659,482)                                                    3,291,229


*does not pay cash dividends
The accompanying notes are an integral part of the financial statements.

                         AUL American Series Fund, Inc.
                            Schedule of Investments
                      Tactical Asset Portfolio (continued)
                                 June 30, 1998
                                  (unaudited)
                                                                      Market
        Description                                    Shares         Value


Preferred Stock (0.9%)
News Corp LTD                                                2,000     $ 56,500


Total preferred stock (cost: $35,535) 56,500


                           Interest     Maturity       Principal
                           Rate            Date          Amount

Long-Term Notes (35.5%)
U.S. Government and Agency Obligations (26.3%)
Federal National Mortgage
Association Notes               5.250%      01/15/03     $ 200,000      196,312
Federal National Mortgage
Association Notes               5.625%      03/15/01       150,000      149,928
Federal National Mortgage
Association Notes               7.500%      02/02/07       250,000      256,140
Federal National Mortgage
Association Bonds               7.760%      08/02/06       100,000      101,953
US Treasury Notes               6.000%      10/15/99       100,000      100,562
US Treasury Notes               6.375%      01/15/00       100,000      101,219
US Treasury Notes               5.500%      04/15/00       100,000       99,969
US Treasury Notes               5.250%      07/31/98       100,000      100,000
US Treasury Notes               5.875%      02/15/04       150,000      152,766
US Treasury Notes               6.500%      05/15/05       100,000      105,547
US Treasury Bonds               6.125%      08/15/07       200,000      208,004

                                                                      1,572,400


Corporate Obligations (9.2%)
E.I. Dupont De Nemours          6.500%      09/01/02       150,000      153,005
Countrywide Funding Corp.       6.500%      01/15/03       150,000      150,132
Merrill Lynch & Co.             6.020%      05/11/01       250,000      250,000

                                                                        553,137


Total long-term notes and bonds (cost: $2,116,305)                    2,125,537


Short-Term Notes (7.5%)
Dayton Power and Light           5.85%      07/15/98       100,000       99,781
KZH                              5.70%      07/01/98       350,000      350,000

Total short-term notes and bonds (cost: $449,773)                       449,781


Cash and Cash Equivalents (1.1%)
BONY Cash Reserve                                                        64,383

Total cash and cash equivalents (cost: $64,383)                          64,383


Total Investments (cost: $5,325,478)                                $ 5,987,430




The accompanying notes are an integral part of the financial statements.

                         AUL American Series Fund, Inc.
                            Schedule of Investments
                         Aggressive Investor Portfolio
                                 June 30, 1998
                                  (unaudited)
                                                                      Market
       Description                                      Shares        Value


Common Stock (78.9%)
Aerospace & Air Transport (1.4%)
Boeing Co.                                                     500     $ 22,280
British Aerospace PLC                                          908        6,969
Northwest Airlines
Corp. Class A                                                  200        7,713
Precision Castparts Corp.                                      300       16,013
United Technologies Corp.                                      200       18,500

                                                                         71,475

Automotive & Auto Parts (2.8%)
Bandag, Inc.                                                   900       35,100
Ford Motor Co.                                               1,000       59,000
Honda Motor Co.                                                 91        6,501
Lear Corp.                                                     200       10,263
TBC Corp.                                                    2,900       19,212
Toyota Motor Corporation ADR                                    95        4,928
Volvo AB ADR                                                   236        6,977

                                                                        141,981

Banks & Financial (9.5%)
American Express Co.                                           700       79,800
Associates First Capital Corp.                                 288       22,140
AXA UAP ADR                                                    143        8,124
Banc One Corp.                                                 800       44,650
Banco Central
Hispanoamericano ADR                                           157        4,906
Banco Santander ADR                                            154        7,806
Bank of Ireland ADR                                            122       10,050
Bank of Tokyo-Mitsubshi                                        417        4,587
Barclays PLC ADR                                                61        7,015
Bayer Vereinsbank ADR                                          100        8,503
Federal National Mortgage
Association                                                    200       12,150
Fifth Third Bancorp                                            300       18,900
ING Groep N.V. ADR                                             133        8,695
Istituto Mobiliare Itali ADR                                   146        6,962
National Westminster
Bank ADR                                                        46        4,945
Ohio Casualty Corp.                                            900       39,825
Royal Bank of Canada                                           127        7,660
SLM Holdings Corp.                                             400       19,600
Societe Generale ADR                                           253       10,520
SunAmerica Inc.                                                400       22,975
Travelers Group, Inc.                                        1,200       72,750
Washington Mutual Inc.                                       1,200       52,125

                                                                        474,688


Broadcasting & Publishing (4.6%)
Chris-Craft Industries, Inc.*                                  600     $ 32,813
Deluxe Corp.                                                 1,000       35,812
Gannett Co.                                                    800       56,850
Gibson Greetings, Inc.                                       1,100       27,500
Meredith Corp.                                                 700       32,856
Moore Corp., Ltd.                                            2,800       37,100
WPP Group PLC ADR                                              174       11,702

                                                                        234,633

Building & Forest Products (0.1%)
CRH PLC ADR                                                     64        4,544
Cementos De Mexico ADR                                           7           52
CEMEX SA ADR                                                   241        2,092

                                                                          6,688

Business & Public Services (1.2%)
Interpublic Group of
Companies, Inc.                                                800       48,550
Paychex Inc.                                                   300       12,206

                                                                         60,756

Chemicals (1.3%)
Henkel KGAA ADR                                                158       13,112
Montedison SPA ADR                                             338        4,204
Praxair Inc.                                                   600       28,088
Rhone-Poulenc ADR                                              198       11,125
Solutia Inc.                                                   200        5,738

                                                                         62,267

Electrical Equipment &
Electronics (4.7%)
Baldor Electric Co.                                          2,100       51,318
Canon Inc. ADR                                                 216        4,941
Dynatech Corp.-When Issued*                                    400        1,248
General Electric Co.                                         1,200      109,200
Fuji Photo Film ADR                                            270        9,332
Linear Technology Corp.                                        400       24,125
Northern Telecom Limited                                       117        6,640
Pitney-Bowes Inc.                                              400       19,250
Sony Corp. ADR                                                 115        9,897
TDK Corp. ADR                                                   63        4,694

                                                                        240,645


*does not pay cash dividends
The accompanying notes are an integral part of the financial statements.

                         AUL American Series Fund, Inc.
                            Schedule of Investments
                   Aggressive Investor Portfolio (continued)
                                 June 30, 1998
                                  (unaudited)
                                                                      Market
        Description                                     Shares        Value


Common Stock (78.9%)
Entertainment & Leisure (2.2%)
CPI Corp.                                                    1,400     $ 33,337
Fleetwood Enterprises, Inc.                                  1,500       60,000
Marriott International Class A                                 400       12,950
Nintendo Company Ltd.                                          449        5,195

                                                                        111,482

Food, Beverage, Tobacco (3.8%)
Coca-Cola Co.                                                1,000       85,500
Compass Group PLC ADR                                          558        6,423
Diageo PLC ADR                                                 201        9,686
Interstate Bakeries                                            200        6,638
Groupe Danone ADR                                              104        5,720
Michael Foods, Inc.                                          1,000       29,374
Nestle SA ADR                                                  132       14,124
Pepsico Inc.                                                   600       24,712
Safeway Inc.                                                   200        8,138
Tesco PLC ADR                                                  490        4,807

                                                                        195,122

Furniture & Apparel (5.0%)
Hillenbrand Industries, Inc.                                   800       48,000
Kellwood Co.                                                 1,100       39,325
La Z Boy Inc.                                                1,300       73,450
Liz Claiborne, Inc.                                            900       47,025
Reebok International                                         1,600       44,300

                                                                        252,100

Health Care (9.6%)
Acuson Corp.*                                                1,300       23,644
Amgen Inc.                                                     400       26,150
Bristol-Myers Squibb Co.                                       600       68,962
Lilly (Eli) and Co.                                            400       26,425
Merck & Co.                                                    900      120,374
Novartis AG ADR                                                142       11,815
Pfizer Inc.                                                    200       21,738
Procter & Gamble Co.                                           600       54,637
Roche Holding AG ADR                                           116       11,390
Schering-Plough                                                400       36,650
United Healthcare Corp.                                        400       25,400
Watson Pharmaceutical Inc.                                     200        9,338
Wellpoint Health Networks, Inc.                                600       44,400
Zeneca Group PLC ADR                                           111        4,870

                                                                        485,793


Information Processing &
Telecommunications (14.7%)
Alcatel Alsthom CGE ADR                                        381     $ 15,502
Ameritech Corporation/Del                                      800       35,900
A T & T Corp.                                                  600       34,275
BMC Software Inc.                                              400       20,775
British Telecommunications
PLC ADR                                                         45        5,558
Cadence Design System Inc.                                     200        6,250
CIA Telecom Chile ADR                                           90        1,828
Cisco Systems, Inc.                                            600       55,237
Compaq Computer Corp.                                        1,400       39,725
Dell Computer Corp.                                            400       37,125
Deutsche Telekom AG ADR                                        233        6,408
ECI Telecommunications
Limited Design                                                 121        4,583
Franklin Resource Inc.                                         600       32,400
Hewlett-Packard Co.                                            200       11,975
Intel Corp.                                                  1,000       74,125
International Business
Machines Corp.                                                 400       45,925
Microsoft Corp.                                                800       86,700
Novell, Inc.*                                                2,000       25,500
Stratus Computer Inc.                                        1,000       25,375
Sun Microsystems, Inc.*                                      1,700       73,843
Systeme, Anwendungen,
Produkte AG ADR                                                 52       11,781
Tele-Danmark ADR                                               111        5,231
Telebras ADR                                                    39        4,258
Telecom Italia SPA ADR                                         189       13,892
Telefonos De Mexico CL L ADR                                    44        2,115
Tellabs Inc.                                                   200       14,325
Telxon Corp.                                                 1,500       48,562
Vodafone Group PLC ADR                                          47        5,925

                                                                        745,098

Manufacturing (0.4%)
Mannesmann AG ADR                                              140       14,200
RWE AG ADR                                                     138        8,280

                                                                         22,480

Media (1.4%)
Grupo Televisa S.A. ADR                                        136        5,117
Knight-Ridder Inc.                                             400       22,025
Liberty Media Group                                            400       15,525
Omnicon Group Inc.                                             400       19,950
Royal PTT Nederland ADR                                         96        6,108

                                                                         68,725


*does not pay cash dividends
The accompanying notes are an integral part of the financial statements.

                         AUL American Series Fund, Inc.
                            Schedule of Investments
                   Aggressive Investor Portfolio (continued)
                                 June 30, 1998
                                  (unaudited)
                                                                      Market
         Description                                    Shares        Value


Common Stock (78.9%)
Merchandising (1.7%)
Kroger Co.                                                     400     $ 17,150
Longs Drug Stores, Inc.                                      1,700       49,087
Gymboree Corp.                                               1,400       21,219

                                                                         87,456

Metals & Mining (3.9%)
AK Steel Holding Corp.                                       2,400       42,900
Aluminum Company of America                                    700       46,156
Cleveland-Cliffs, Inc.                                         900       48,263
Oregon Steel Mills, Inc.                                     1,800       33,525
Phelps Dodge Corp.                                             500       28,594

                                                                        199,438

Oil & Oil Services (2.9%)
British Petroleum Ltd. ADR                                     115       10,149
Elf Aquitaine ADR                                              155       11,005
ENI SPA ADR                                                    110        7,150
Lukoil Holdings ADR                                             36        1,203
Mobil Corp.                                                    200       15,325
Royal Dutch Petroleum Co.                                      800       43,850
Shell Transport & Trading
Company ADR                                                    219        9,280
Surgutneftegaz ADR                                             323        1,286
Valero Energy Corp.                                          1,400       46,550

                                                                        145,798

Retailing (1.5%)
Boots Company PLC ADR                                          233        7,736
Costco Companies Inc.                                          100       63,062
The Great Universal Stores PLC                                 398        5,262

                                                                         76,060

Transportation (1.5%)
Alexander & Baldwin, Inc.                                    1,600     $ 46,600
Norfolk Southern Corp.                                       1,000       29,813

                                                                         76,413

Utilities (0.8%)
BG PLC ADR                                                     186        5,348
Gener S.A. ADR                                                 104        1,898
P G & E Corp.                                                1,000       31,562

                                                                         38,808

Miscellaneous (3.9%)
Albertsons Inc.                                               400       20,725
Browning-Ferris Inds.                                          200        6,950
Carlisle Companies, Inc.                                       700       30,143
CHF                                                             15        5,578
Dayton-Hudson Corp.                                            400       19,400
Kelly Services Inc.                                          1,400       49,525
Park Electrochemical Corp.                                   1,100       23,238
Sysco Corp.                                                  1,200       30,750
Unilever N.V. -
New York Shares                                                105        8,288
Unilever PLC ADR                                               125        5,414

                                                                        200,011



Total common stock (cost: $3,948,774)                                 3,997,917


*does not pay cash dividends
The accompanying notes are an integral part of the financial statements.

                         AUL American Series Fund, Inc.
                            Schedule of Investments
                   Aggressive Investors Portfolio (continued)
                                 June 30, 1998
                                  (unaudited)
                                                                      Market
        Description                                     Shares        Value


Mutual Funds (4.8%)
Federated High Yield Fund                                   25,615    $ 245,133


Total mutual funds (cost: $250,000)                                     245,133


                           Interest      Maturity      Principal
                             Rate          Date          Amount


Long-Term Notes (15.0%)
Government (7.6%)
U.S. Treasury Bonds             6.125%      11/15/27      $ 25,000       26,789
U.S. Treasury Notes             6.750%      04/30/00       175,000      178,690
U.S. Treasury Notes             6.250%      04/30/01        75,000       76,394
U.S. Treasury Notes             6.250%      05/31/99        50,000       50,321
U.S. Treasury Notes             5.500%      02/15/08        25,000       24,984
U.S. Treasury Notes             5.625%      05/15/08        25,000       25,352

                                                                        382,530


Mortgage Backed Securities (3.9%)
GNMA Pool #454007               6.500%      04/15/28        98,829       98,641
GNMA Pool #474143               7.000%      04/15/28        98,817      100,433

                                                                        199,074


Corporate (3.5%)
Anheuser-Busch Cos. Inc.
Debentures                      6.750%      12/15/27        25,000       25,936
General Motors Acceptance
Corporation Notes               5.850%      04/06/00        25,000       24,969
Ford Motor Credit Corp. Notes   7.750%      11/15/02        25,000       26,560
GTE Corp. Debentures            6.940%      04/15/28        25,000       25,195
Key Bank NA Notes               6.500%      10/15/27        25,000       25,192
Nationsbank Corp. Notes         5.750%      03/15/01        25,000       24,858
Union Pacific Resources
Debentures                      7.050%      05/15/18        25,000       25,163

                                                                        177,873


Total notes and bonds (cost: $755,071)                                  759,477


Cash and Cash Equivalents (1.3%)
BONY Cash Reserve                                                        66,113


Total cash and cash equivalents (cost: $66,113)                          66,113


Total Investments (cost: $5,019,958)                                $ 5,068,640


The accompanying notes are an integral part of the financial statements.

                         AUL American Series Fund, Inc.
                            Schedule of Investments
                          Moderate Investor Portfolio
                                 June 30, 1998
                                  (unaudited)

                                                                      Market
        Description                                    Shares         Value


Common Stock (58.6%)
Aerospace & Air Transport (1.0%)
Boeing Co.                                                     400     $ 17,825
British Aerospace PLC                                          908        6,969
Northwest Airlines
Corp. Class A                                                  100        3,856
Precision Castparts Corp.                                      200       10,675
United Technologies Corp.                                      100        9,250

                                                                         48,575

Automotive & Auto Parts (2.1%)
Bandag, Inc.                                                   700       27,300
Ford Motor Co.                                                 800       47,200
Lear Corp.                                                     100        5,131
TBC Corp.                                                    2,200       14,575
Toyota Motor Corp. ADR                                          95        4,928
Volvo AB ADR                                                   236        6,977

                                                                        106,111

Banks & Financial (7.4%)
American Express Co.                                           500       57,000
Associates First Capital Corp.                                 209       16,067
AXA UAP ADR                                                    143        8,124
Banc One Corp.                                                 600       33,488
Banco Central
Hispanoamericano ADR                                           156        4,875
Banco Santander ADR                                            154        7,806
Bank of Ireland ADR                                            122       10,050
Bank of Tokyo-Mitsubishi                                       417        4,587
Barclays PLC ADR                                                61        7,015
Bayer Vereinsbank ADR                                          100        8,503
Federal National Mortgage
Association                                                    100        6,075
Fifth Third Bancorp                                            150        9,450
ING Groep N.V. ADR                                             133        8,695
Istituto Mobiliare Itali ADR                                   146        6,962
National Westminster Bank ADR                                   46        4,945
Ohio Casualty Corp.                                            700       30,975
Royal Bank of Canada                                           127        7,660
SLM Holdings Corp.                                             300       14,700
Societe Generale ADR                                           253       10,520
SunAmerica Inc.                                                300       17,231
Travelers Group, Inc.                                          900       54,563
UBS AG Foreign Ordinary Share                                   15        5,578
Washington Mutual Inc.                                         900       39,094

                                                                        373,963


Broadcasting & Publishing (3.4%)
Chris-Craft Industries, Inc.*                                  500     $ 27,344
Deluxe Corp.                                                   800       28,650
Gannett Co.                                                    500       35,531
Gibson Greetings, Inc.                                         800       20,000
Meredith Corp.                                                 500       23,469
Moore Corp., Ltd                                             2,100       27,825
WPP Group PLC ADR                                              174       11,701

                                                                        174,520

Building & Forest Products (0.1%)
CRH PLC ADR                                                     64        4,544
Cementos De Mexico ADR                                           7           52
CEMEX SA ADR                                                   241        2,092

                                                                          6,688

Business & Public Services (0.7%)
Interpublic Group of
Compaines, Inc.                                                500       30,344
Paychex Inc.                                                   150        6,103

                                                                         36,447

Chemicals (1.0%)
Henkel KGAA ADR                                                158       13,112
Montedison SPA ADR                                             338        4,204
Praxair Inc.                                                   400       18,725
Rhone-Poulenc ADR                                              198       11,125
Solutia Inc.                                                   100        2,869

                                                                         50,035

Electrical Equipment &
Electronics (3.6%)
Baldor Electric Co.                                          1,600       39,100
Canon Inc. ADR                                                 216        4,941
Dynatech Corp.-When Issued*                                    300          936
General Electric Co.                                           800       72,800
Fuji Photo Film ADR                                            270        9,332
Linear Technology Corp.                                        300       18,094
Northern Telecom Limited                                       117        6,640
Pitney-Bowes Inc.                                              300       14,437
Sony Corp. ADR                                                 115        9,897
TDK Corp. ADR                                                   63        4,694

                                                                        180,871


*does not pay cash dividends
The accompanying notes are an integral part of the financial statements.

                         AUL American Series Fund, Inc.
                            Schedule of Investments
                    Moderate Investor Portfolio (continued)
                                 June 30, 1998
                                  (unaudited)
                                                                      Market
        Description                                     Shares        Value


Common Stock (58.6%)
Entertainment & Leisure (1.7%)
CPI Corp.                                                    1,100     $ 26,193
Fleetwood Enterprises, Inc.                                  1,100       44,000
Marriott International Class A                                 300        9,713
Nintendo Company Ltd.                                          449        5,195

                                                                         85,101

Food, Beverage, Tobacco (2.9%)
Coca-Cola Co.                                                  700       59,850
Compass Group PLC ADR                                          558        6,423
Diageo PLC ADR                                                 201        9,686
Interstate Bakeries                                            100        3,319
Groupe Danone ADR                                              104        5,720
Michael Foods, Inc.                                            800       23,500
Nestle SA ADR                                                  132       14,124
Pepsico Inc.                                                   400       16,474
Safeway Inc.                                                   100        4,069
Tesco PLC ADR                                                  490        4,807

                                                                        147,972

Furniture & Apparel (3.8%)
Hillenbrand Industries, Inc.                                   600       36,000
Kellwood Co.                                                   800       28,600
La Z Boy Inc.                                                1,000       56,500
Liz Claiborne, Inc.                                            700       36,575
Reebok International                                         1,200       33,225

                                                                        190,900

Health Care (6.7%)
Acuson Corp.*                                                1,000       18,187
Amgen Inc.                                                     300       19,613
Bristol-Myers Squibb Co.                                       400       45,974
Lilly (Eli) and Co.                                            300       19,819
Merck & Co.                                                    600       80,250
Novartis AG ADR                                                142       11,815
Procter & Gamble Co.                                           400       36,424
Pfizer Inc.                                                    100       10,869
Roche Holding AG ADR                                           116       11,390
Schering-Plough                                                300       27,488
United Healthcare Corp.                                        300       19,050
Watson Pharmaceutical Inc.                                     100        4,669
Wellpoint Health Networks, Inc.                                400       29,600
Zeneca Group PLC ADR                                           111        4,870

                                                                        340,018


Information Processing &
Telecommunications (10.7%)
Alcatel Alsthom CGE ADR                                        381     $ 15,502
Ameritech Corporation/Del                                      500       22,438
A T & T Corp.                                                  500       28,562
BMC Software Inc.                                              200       10,388
British Telecommunications
PLC ADR                                                         45        5,558
Cadence Design System Inc.                                     100        3,125
CIA Telecom Chile ADR                                           90        1,828
Cisco Systems, Inc.                                            400       36,824
Compaq Computer Corp.                                          900       25,537
Dell Computer Corp.                                            300       27,844
Deutsche Telekom AG ADR                                        233        6,408
ECI Telecommunications
Limited Design                                                 121        4,583
Franklin Resource Inc.                                         400       21,600
Hewlett-Packard Co.                                            100        5,988
Intel Corp.                                                    700       51,887
International Business
Machines Corp.                                                 300       34,444
Microsoft Corp.                                                500       54,187
Novell, Inc.*                                                1,500       19,125
Stratus Computer Inc.                                          800       20,300
Sun Microsystems, Inc.*                                      1,300       56,468
Systeme, Anwendungen,
Produkte AG ADR                                                 52       11,781
Tele-Danmark ADR                                               111        5,231
Telebras ADR                                                    39        4,258
Telecom Italia SPA ADR                                         189       13,892
Telefonos De Mexico
CL L ADR                                                        44        2,115
Tellabs Inc.                                                   100        7,163
Telxon Corp.                                                 1,100       35,612
Vodafone Group PLC ADR                                          47        5,925

                                                                        538,573

Manufacturing (0.4%)
Mannesmann AG ADR                                              140       14,200
RWE AG ADR                                                     138        8,280

                                                                         22,480

Media (1.1%)
Grupo Televisa S.A. ADR                                        136        5,117
Knight-Ridder Inc.                                             300       16,518
Liberty Media Group                                            300       11,644
Omnicon Group Inc.                                             300       14,963
Royal PTT Nederland ADR                                         96        6,108

                                                                         54,350


*does not pay cash dividends
The accompanying notes are an integral part of the financial statements.

                         AUL American Series Fund, Inc.
                            Schedule of Investments
                    Moderate Investor Portfolio (continued)
                                 June 30, 1998
                                  (unaudited)
                                                                      Market
        Description                                    Shares         Value


Common Stock (58.6%)
Merchandising (1.3%)
Kroger Co.                                                     300     $ 12,863
Longs Drug Stores, Inc.                                      1,300       37,537
Gymboree Corp.                                               1,000       15,156

                                                                         65,556

Metals & Mining (2.8%)
AK Steel Holding Corp.                                       1,800       32,175
Aluminum Company
of America                                                     500       32,969
Cleveland-Cliffs, Inc.                                         700       37,537
Oregon Steel Mills, Inc.                                     1,300       24,213
Phelps Dodge Corp.                                             300       17,156

                                                                        144,050

Oil & Oil Services (2.3%)
British Petroleum Ltd. ADR                                     115       10,149
Elf Aquitaine ADR                                              155       11,005
ENI SPA ADR                                                    110        7,150
Lukoil Holdings ADR                                             36        1,203
Mobil Corp.                                                    100        7,663
Royal Dutch Petroleum Co.                                      600       32,888
Shell Transport & Trading
Company ADR                                                    219        9,280
Surgutneftegaz ADR                                             323        1,286
Valero Energy Corp.                                          1,100       36,574

                                                                        117,198

Retailing (1.1%)
Boots Company PLC ADR                                          233      $ 7,736
Costco Companies Inc.                                          700       44,143
The Great Universal
Stores PLC                                                     398        5,262

                                                                         57,141

Transportation (1.2%)
Alexander & Baldwin, Inc.                                    1,200       34,950
Norfolk Southern Corp.                                         800       23,850

                                                                         58,800

Utilities (0.6%)
BG PLC ADR                                                     186        5,348
Gener S.A. ADR                                                 104        1,898
P G & E Corp.                                                  700       22,093

                                                                         29,339

Miscellaneous (2.7%)
Albertsons Inc.                                                300       15,544
Browning-Ferris Inds.                                          100        3,475
Carlisle Companies, Inc.                                       500       21,531
Dayton-Hudson Corp.                                            200        9,700
Kelly Services Inc.                                          1,100       38,913
Park Electrochemical Corp.                                     800       16,900
Sysco Corp.                                                    800       20,500
Unilever N.V. - New York Shares                                105        8,288
Unilever PLC ADR                                               125        5,414

                                                                        140,265


Total common stock (cost: $2,936,777)                                 2,968,953


*does not pay cash dividends
The accompanying notes are an integral part of the financial statements.

                         AUL American Series Fund, Inc.
                             Shedule of Ivestments
                    Moderate Investor Portfolio (continued)
                                 June 30, 1998
                                  (unaudited)
                                                                      Market
     Description                                       Shares         Value


Mutual Funds (8.8%)
Federate Investors
Prime Obligation                                           200,000    $ 200,000
Federated High Yield Fund                                   25,615      245,133


Total mutual funds (cost: $450,000)                                     445,133


                           Interest     Maturity       Principal
                           Rate           Date           Amount


Long-Term Notes (29.9%)
Government (14.1%)
U.S. Treasury Bonds             6.125%      11/15/27      $ 50,000       53,578
U.S. Treasury Notes             6.750%      04/30/00       100,000      102,109
U.S. Treasury Notes             6.250%      04/30/01       125,000      127,323
U.S. Treasury Notes             6.250%      05/31/99       325,000      327,083
U.S. Treasury Notes             5.500%      02/15/08        50,000       49,969
U.S. Treasury Notes             5.625%      05/15/08        50,000       50,703

                                                                        710,765


Mortgage Backed Securities (8.8%)
GNMA Pool #454007               6.500%      04/15/28       222,365      221,941
GNMA Pool #474143               7.000%      04/15/28       222,338      225,975

                                                                        447,916


Corporate (7.0%)
Anheuser-Busch Cos. Inc.
Debentures                      6.750%      12/15/27        50,000       51,871
General Motors Acceptance
Corporation Notes               5.850%      04/06/00        50,000       49,939
Ford Motor Credit Corp. Notes   7.750%      11/15/02        50,000       53,121
GTE Corp. Debentures            6.940%      04/15/28        50,000       50,390
Key Bank NA Notes               6.500%      10/15/27        50,000       50,384
Nationsbank Corp. Notes         5.750%      03/15/01        50,000       49,717
Union Pacific Resources
Debentures                      7.050%      05/15/18        50,000       50,325

                                                                        355,747


Total notes and bonds (cost: $1,505,562)                              1,514,428


Cash and Cash Equivalents (2.7%)
BONY Cash Reserve                                                       134,626


Total cash and cash equivalents (cost: $134,626)                        134,626


Total Investments (cost: $5,026,965)                                $ 5,063,140


The accompanying notes are an integral part of the financial statements.

                         AUL American Series Fund, Inc.
                            Schedule of Investments
                        Conservative Investor Portfolio
                                 June 30, 1998
                                  (unaudited)
                                                                      Market
       Description                                     Shares         Value


Common Stock (40.0%)
Aerospace (0.7%)
Boeing Co. 300 $ 13,369
British Aerospace PLC                                          444        3,408
Northwest Airlines Corp.
Class A                                                        100        3,856
Precision Castparts Corp.                                      100        5,338
United Technologies Corp.                                      100        9,250

                                                                         35,221

Automotive & Auto Parts (1.5%)
Bandag, Inc.                                                   500       19,500
Ford Motor Co.                                                 500       29,500
Honda Motor Co.                                                 86        6,144
Lear Corp.                                                     100        5,131
TBC Corp.                                                    1,400        9,275
Toyota Motor Corporation ADR                                    47        2,438
Volvo AB ADR                                                   118        3,488

                                                                         75,476

Banks & Financial (4.8%)
American Express Co.                                           400       45,600
Associates First Capital Corp.                                 157       12,069
AXA UAP ADR                                                     71        4,034
Banc One Corp.                                                 400       22,325
Banco Central
Hispanoamericano ADR                                            77        2,406
Banco Santander ADR                                             77        3,903
Bank of Ireland ADR                                             61        5,025
Bank of Tokyo-Mitsubshi                                        208        2,288
Barclays PLC ADR                                                31        3,565
Bayer Vereinsbank ADR                                           47        3,996
Federal National Mortgage
Association                                                    100        6,075
Fifth Third Bancorp                                            150        9,450
ING Groep N.V. ADR                                              63        4,119
Istituto Mobiliare Itali ADR                                    73        3,481
National Westminster
Bank ADR                                                        23        2,473
Ohio Casualty Corp.                                            500       22,125
Royal Bank of Canada                                            63        3,800
SLM Holdings Corp.                                             200        9,800
Societe Generale ADR                                           127        5,281
SunAmerica Inc.                                                200       11,488
Travelers Group, Inc.                                          600       36,374
Washington Mutual Inc.                                         600       26,063

                                                                        245,740


Broadcasting & Publishing (2.8%)
Chris-Craft Industries, Inc.*                                  800     $ 43,750
Deluxe Corp.                                                   500       17,906
Gannett Co.                                                    400       28,425
Gibson Greetings, Inc.                                         600       15,000
Meredith Corp.                                                 300       14,081
Moore Corp., Ltd.                                            1,400       18,550
WPP Group PLC ADR                                               87        5,851

                                                                        143,563

Building & Forest Products (0.1%)
CRH PLC ADR                                                     32        2,272
Cementos De Mexico ADR                                           3           22
CEMEX SA ADR                                                   120        1,042

                                                                          3,336

Business & Public Services (0.6%)
Interpublic Group of
Compaines, Inc.                                                400       24,275
Paychex Inc.                                                   150        6,103

                                                                         30,378

Chemicals (0.6%)
Henkel KGAA ADR                                                 76        6,307
Montedison SPA ADR                                             169        2,102
Praxair Inc.                                                   300       14,043
Rhone-Poulenc ADR                                               99        5,563
Solutia Inc.                                                   100        2,869

                                                                         30,884

Electrical Equipment &
Electronics (2.4%)
Baldor Electric Co.                                          1,100       26,880
Canon Inc. ADR                                                 106        2,425
Dynatech Corp.-When Issued*                                    200          624
General Electric Co.                                           600       54,600
Fuji Photo Film ADR                                            133        4,597
Linear Technology Corp.                                        200       12,062
Northern Telecom Limited                                        58        3,292
Pitney-Bowes Inc.                                              200        9,625
Sony Corp. ADR                                                  58        4,992
TDK Corp. ADR                                                   31        2,310

                                                                        121,407

Entertainment & Leisure (1.1%)
CPI Corp.                                                      700       16,669
Fleetwood Enterprises, Inc.                                    800       32,000
Marriott International Class A                                 200        6,475
Nintendo Company Ltd.                                          225        2,603

                                                                         57,747


*does not pay cash dividends
The accompanying notes are an integral part of the financial statements.

                         AUL American Series Fund, Inc.
                            Schedule of Investments
                  Conservative Investor Portfolio (continued)
                                 June 30, 1998
                                  (unaudited)
                                                                         Market
      Description                                           Shares       Value


Common Stock (40.0%)
Food, Beverage, Tobacco (1.9%)
Coca-Cola Co.                                                  500     $ 42,750
Compass Group PLC ADR                                          274        3,154
Diageo PLC ADR                                                 101        4,867
Interstate Bakeries                                            100        3,319
Groupe Danone ADR                                               52        2,860
Michael Foods, Inc.                                            500       14,687
Nestle SA ADR                                                   66        7,062
Pepsico Inc.                                                   300       12,356
Safeway Inc.                                                   100        4,069
Tesco PLC ADR                                                  245        2,403

                                                                         97,527

Furniture & Apparel (2.6%)
Hillenbrand Industries, Inc.                                   400       24,000
Kellwood Co.                                                   600       21,450
La Z Boy Inc.                                                  700       39,550
Liz Claiborne, Inc.                                            500       26,125
Reebok International                                           800       22,150

                                                                        133,275

Health Care (4.7%)
Acuson Corp.*                                                  700       12,731
Amgen Inc.                                                     200       13,075
Bristol-Myers Squibb Co.                                       300       34,480
Lilly (Eli) and Co.                                            200       13,213
Merck & Co.                                                    400       53,500
Novartis AG ADR                                                 71        5,907
Procter & Gamble Co.                                           300       27,319
Pfizer Inc.                                                    100       10,869
Roche Holding AG ADR                                            58        5,695
Schering-Plough                                                200       18,325
United Healthcare Corp.                                        200       12,700
Watson Pharmaceutical Inc.                                     100        4,669
Wellpoint Health Networks, Inc                                 300       22,200
Zeneca Group PLC ADR                                            57        2,501

                                                                        237,184

Information Processing &
Telecommunications (7.3%)
Alcatel Alsthom CGE ADR                                        190        7,731
Ameritech Corporation/Del                                      400       17,950
A T & T Corp.                                                  300       17,138
BMC Software Inc.                                              200       10,388
British Telecommunications
PLC ADR                                                         22        2,717
Cadence Design System Inc.                                     100        3,125
CIA Telecom Chile ADR                                           45          914
Cisco Systems, Inc.                                            300       27,618
Compaq Computer Corp.                                          700       19,862
Dell Computer Corp.                                            200       18,562
Deutsche Telekom AG ADR                                        116        3,190
ECI Telecommunications
Limited Design                                                  60        2,273
Franklin Resource Inc.                                         300       16,200
Hewlett-Packard Co.                                            100        5,988
Intel Corp.                                                    500       37,062
International Business
Machines Corp.                                                 200       22,962
Microsoft Corp.                                                400       43,350
Novell, Inc.*                                                1,000       12,750
Stratus Computer Inc.                                          500       12,687
Sun Microsystems, Inc.*                                        800       34,750
Systeme, Anwendungen,
Produkte AG ADR                                                 26        5,891
Telebras ADR                                                    19        2,075
Telecom Italia SPA ADR                                          94        6,909
Tele-Danmark ADR                                                55        2,592
Telefonos De Mexico
CL L ADR                                                        22        1,057
Tellabs Inc.                                                   100        7,162
Telxon Corp.                                                   800       25,900
Vodafone Group PLC ADR                                          24        3,026

                                                                        371,829

Manufacturing (0.2%)
Mannesmann AG ADR                                               70        7,100
RWE AG ADR                                                      69        4,140

                                                                         11,240

Media (0.7%)
Grupo Televisa S.A. ADR                                         68        2,559
Knight-Ridder Inc.                                             200       11,012
Liberty Media Group                                            200        7,763
Omnicon Group Inc.                                             200        9,975
Royal PTT Nederland ADR                                         48        3,054

                                                                         34,363

Merchandising (0.9%)
Kroger Co.                                                     200        8,575
Longs Drug Stores, Inc.                                        900       25,988
Gymboree Corp.                                                 700       10,609

                                                                         45,172


*does not pay cash dividends
The accompanying notes are an integral part of the financial statements.

                         AUL American Series Fund, Inc.
                            Schedule of Investments
                  Conservative Investor Portfolio (continued)
                                 June 30, 1998
                                  (unaudited)
                                                                      Market
     Description                                       Shares         Value


Common Stock (40.0%)
Metals & Mining (1.9%)
AK Steel Holding Corp.                                       1,200     $ 21,450
Aluminum Company of America                                    300       19,781
Cleveland-Cliffs, Inc.                                         500       26,812
Oregon Steel Mills, Inc.                                       900       16,763
Phelps Dodge Corp.                                             200       11,438

                                                                         96,244

Oil & Oil Services (1.4%)
British Petroleum Ltd. ADR                                      57        5,030
Elf Aquitaine ADR                                               77        5,467
ENI SPA ADR                                                     53        3,445
Lukoil Holdings ADR                                             18          602
Mobil Corp.                                                    100        7,663
Royal Dutch Petroleum Co.                                      400       21,925
Shell Transport &
Trading Company ADR                                            110        4,661
Surgutneftegaz ADR                                             161          641
Valero Energy Corp.                                            700       23,275

                                                                         72,709

Retailing (0.7%)
Boots Company PLC ADR                                          111        3,685
Costco Companies Inc.                                          500       31,531
The Great Universal
Stores PLC                                                     194        2,565

                                                                         37,781

Transportation (0.8%)
Alexander & Baldwin, Inc.                                      800     $ 23,300
Norfolk Southern Corp.                                         500       14,906

                                                                         38,206

Utilities (0.4%)
BG PLC ADR                                                      93        2,674
Gener S.A. ADR                                                  52          949
P G & E Corp.                                                  500       15,781

                                                                         19,404

Miscellaneous (1.9%)
Albertsons Inc                                                 200       10,363
Browning-Ferris Inds.                                          100        3,475
Carlisle Companies, Inc.                                       300       12,919
CHF                                                              7        2,603
Dayton-Hudson Corp.                                            200        9,700
Kelly Services Inc.                                            700       24,762
Park Electrochemical Corp.                                     500       10,563
Sysco Corp.                                                    600       15,374
Unilever N.V. - New York Shares                                 52        4,105
Unilever PLC ADR                                                62        2,685

                                                                         96,549



Total common stock (cost: $2,010,700)                                 2,035,235



*does not pay cash dividends
The accompanying notes are an integral part of the financial statements.

                         AUL American Series Fund, Inc.
                            Schedule of Investments
                  Conservative Investor Portfolio (continued)
                                 June 30, 1998
                                  (unaudited)
                                                                      Market
      Description                                      Shares         Value

Mutual Funds (9.2%)
Federated High Yield Fund                                   25,615    $ 245,133
Federated Investors Prime Obligation                       220,000      220,000

Total mutual funds (cost: $470,000)                                     465,133


                           Interest     Maturity       Principal
                             Rate         Date           Amount

Long-Term Notes (44.2%)
Government (21.0%)
U.S. Treasury Bonds             6.125%      11/15/27      $ 75,000     $ 80,367
U.S. Treasury Notes             6.750%      04/30/00       125,000      127,636
U.S. Treasury Notes             6.250%      04/30/01       225,000      229,183
U.S. Treasury Notes             6.250%      05/31/99       500,000      503,204
U.S. Treasury Notes             5.500%      02/15/08        50,000       49,969
U.S. Treasury Notes             5.625%      05/15/08        75,000       76,055

                                                                      1,066,414

Mortgage Backed Securities (12.7%)
GNMA Pool #456155               6.500%      04/15/28       321,083      320,469
GNMA Pool #474143               7.000%      04/15/28       321,155      326,409

                                                                        646,878

Corporate (10.5%)
Anheuser-Busch Cos. Inc.
Debentures                      6.750%      12/15/27        75,000       77,806
General Motors Acceptance
Corporation Notes               5.850%      04/06/00        75,000       74,908
Ford Motor Credit Corp. Notes   7.750%      11/15/02        75,000       79,680
GTE Corp. Debentures            6.940%      04/15/28        75,000       75,585
Key Bank NA Notes               6.500%      10/15/27        75,000       75,578
Nationsbank Corp. Notes         5.750%      03/15/01        75,000       74,575
Union Pacific Resources
Debentures                      7.050%      05/15/18        75,000       75,488

                                                                        533,620

Total notes and bonds (cost: $2,234,029)                              2,246,912

Short-term Notes (3.9%)
Associates Corp.                 5.62%      07/03/98       200,000      199,848

Total certificate of deposits (cost: $199,848)                          199,848

Cash and Cash Equivalents (2.7%)
BONY Cash Reserve                                                       136,000

Total cash and cash equivalents (cost: $136,000)                        136,000

Total Investments (cost: $5,050,577)                                $ 5,083,128


The accompanying notes are an integral part of the financial statements.

                         Notes to Financial Statements

1.      Summary of Significant Accounting Policies

The AUL American Series Fund, Inc. (Fund) was incorporated under the laws of Maryland on July 26, 1989, and is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. As a series type of mutual fund, the Fund issues shares of common stock relating to separate investment portfolios consisting of the Equity Portfolio, Money Market Portfolio, Bond Portfolio, Managed Portfolio, Tactical Asset Allocation Portfolio (Tactical Asset), Aggressive Investor Portfolio, Moderate Investor Portfolio and Conservative Investor Portfolio, hereinafter, referred to as Portfolios. The Aggressive Investor Portfolio, Moderate Investor Portfolio, and Conservative Investor Portfolio are collectively referred to as the Lifestyle Portfolios. Currently, the Fund offers shares only to separate accounts of American United Life Insurance Company (AUL) to serve as an underlying investment vehicle for variable annuity and variable life contracts. The Fund commenced operations on April 10, 1990. The Lifestyle Portfolios commenced operations on March 31, 1998.

Investments
Securities traded on a national securities exchange are valued at the last trade price. Listed securities for which no sale was reported on the valuation date are valued at the latest bid price. Short-term notes are valued at amortized cost which approximates market value. Fixed income securities for which representative market quotes are readily available are valued at the latest bid price as quoted by one or more dealers who make a market in such securities. U.S. Government obligations are valued at the latest bid price; however, short term obligations maturing in 60 days or less, when purchased, are valued at amortized cost which approximates market value.

The Money Market Portfolio securities are valued at amortized cost. The Funds use of the amortized cost method is conditioned on its compliance with certain provisions of Rule 2a-7 of the Investment Company Act of 1940. The Investment Advisor reviews this method of valuation to ensure that the portfolio securities are reflected at their fair value.

Security transactions are recorded on the trade date plus one. Realized gains and losses are determined on specific identification basis.

Income and Expense
Dividend income is recorded on the ex-dividend date, and interest income is accrued daily. Portfolio expenses are recorded on an accrual basis.

Foreign Currency Transactions
The accounting records of the Portfolios are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

Net realized foreign currency exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. net unrealized foreign currency translation gains or losses arise from changes in the value of assets and liabilities, other than portfolio securities, resulting from changes in the exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of portfolio securities are a component of realized gain (loss) on investments and unrealized appreciation (depreciation) on investments, respectively.

Forward Foreign Currency Exchange Contracts The Tactical Asset Allocation and Lifestyle Portfolios may enter into forward foreign currency exchange contracts for the purpose of settling specific purchases or sales of securities denominated in a foreign currency or to hedge the Portfolios exposure to foreign currency exchange rate fluctuations. When required, the Portfolios will segregate assets in an amount sufficient to cover their obligations under the hedge contracts. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolios and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. Forward contracts involve elements of market risk in excess of the amount reflected in the Statements of Net Assets. The Portfolios bear the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses may arise if the counterparties do not perform under the contract terms.

Deferred Organization Costs Expenses incurred by the Fund in connection with its organization have been capitalized and are amortized over five years on a straight-line basis.

Taxes
The fund qualifies as a regulated investment company under section M of the Internal Revenue Code. The Funds policy is to distribute all income to shareholders, therefore, no provision has been made for income taxes.

Dividend and Capital Gain Distributions
For the Money Market Portfolio, dividends from net investment income are declared and paid daily. For all other portfolios, dividends from net investment income are declared and paid quarterly. Distributions from net realized gains on investments are declared and paid at least annually for all portfolios.

Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.      Transactions with AUL
        As of June 30, 1998, AULs investment at value in the Fund is:
Equity                         $       7,104,907
Tactical Asset Allocation                672,613
Aggressive Investor                    5,073,000
Moderate Investor                      5,068,000
Conservative Investor                  5,071,500

                              $       22,990,020

The Fund has an investment advisory agreement with AUL to act as its investment advisor. AUL has a sub-advisory agreement with Dean Associates under which Dean Associates acts as the Sub-Advisor to the Tactical Asset Portfolio. AUL has a subadvisory agreement with BEA Associates under which BEA Associates acts as the Sub-Advisor to a portion of the assets of the Lifestyle Portfolios. AUL has agreed that its fees may be reduced if the aggregate ordinary operating expenses of the Portfolios exceed 1% of the average daily net assets during the year. As of June 30, 1998, AULs investment advisory fee was reduced for the Tactical Asset. To the extent that AUL has reduced its advisory fees to prevent a Portfolios aggregate ordinary operating expenses from exceeding 1% of its average daily net assets, it may increase its advisory fee during any of the next succeeding 5 years, provided that the aggregate ordinary operating expenses in any given year do not exceed 1% of the average daily net assets in that year. The total amount of any increase in AULs fees will not exceed the amount of the prior fee reduction. AUL may terminate the policy of reducing its fee and/or assuming Fund expenses upon 30 days prior written notice to the Fund, and in any event, the policy will automatically terminate if the Investment Advisory Agreement is terminated. The investment advisory fee incurred during the six months ended June 30, 1998, was $674,764.
Certain  directors of the Fund are officers of AUL.

3.      Agreements with Banks
The Fund has agreements with The Bank of New York (Bank) whereby the Bank serves as custodian of the securities and other assets of the Fund, and as the fund accountant.

4.      Investment Transactions
Purchases and sales of investment securities (excluding short-term securities and money market mutual funds) during the six months ended June 30, 1998, were:

                                              Portfolio

                      Equity      Money        Bond       Managed     Tactical
                                  Market                                Asset

Common Stock:
Purchases          $ 15,838,343 $           $           $ 5,945,215 $   999,198
Proceeds from sales   9,898,160                           4,734,708     283,150
Corporate Bonds:
Purchases                                     7,707,864   6,710,874     250,000
Proceeds from sales                           9,950,653   6,716,007     148,461
Government Bonds:
Purchases                                    27,391,446  20,743,381     813,093
Proceeds from sales                          20,212,045  16,135,015     204,302

                                Portfolio

                    Aggressive   Moderate  Conservative
                     Investor    Investor    Investor


Common Stock:
Purchases          $  4,369,812 $ 3,301,225 $ 2,352,635
Proceeds from sales     117,647     116,751      94,060
Corporate Bonds:
Purchases               201,731     403,462     605,192
Proceeds from sales      25,213      50,426      75,639
Government Bonds:
Purchases               831,734    1,658,686   2,489,408
Proceeds from sales     253,126     506,340     785,261

5.      Authorized Capital Shares
     The Fund has 325,000,000 authorized shares of $.001 par value capital stock, which includes 20,000,000 unallocated shares. The remaining shares are allocated to each of the Funds portfolios as follows:
Equity Portfolio                         20,000,000
Money Market Portfolio                  125,000,000
Bond Portfolio                           20,000,000
Managed Portfolio                        40,000,000
Tactical Asset Allocation Portfolio      25,000,000
Conservative Investor Portfolio          25,000,000
Moderate Investor Portfolio              25,000,000
Aggressive Investor Portfolio            25,000,000

                                        305,000,000


6.      Net Assets
        Net Assets at June 30, 1998, are:

                                             Portfolio

                     Equity       Money        Bond       Managed     Tactical
                                  Market                                Asset

Proceeds from shares
sold and reinvested
distributions     $96,434,312 $316,479,624 $ 78,868,059 $ 86,471,727 $6,127,779
Cost of shares
redeemed          (33,876,828)(253,879,171) (41,023,475) (32,040,514)  (709,352)
Undistributed net
investment income     439,530                   535,962      600,141     33,149
Undistributed net
realized gain       4,716,649                   685,412    2,761,898     47,963
Unrealized
appreciation       28,390,869                   402,131   13,382,831    661,952

                 $ 96,104,532 $ 62,600,453 $ 39,468,089 $ 71,176,083 $6,161,491


                                 Portfolio

                    Aggressive    Moderate    Conservative
                      Investor    Investor      Investor


Proceeds from shares
sold and reinvested
distributions     $ 5,003,560 $  5,002,829 $  5,001,171
Cost of shares
redeemed
Undistributed net
investment income      11,934       23,241       32,413
Undistributed net
realized gain          12,430        8,743        6,749
Unrealized
appreciation           48,682       36,175       32,551

                  $ 5,076,606 $  5,070,988 $  5,072,884

7.      Unrealized Appreciation (Depreciation)
        Unrealized Appreciation (Depreciation) at June 30, 1998, is:

                                             Portfolio

                     Equity       Money         Bond      Managed     Tactical
                                  Market                                Asset

Common Stock:
Appreciation      $30,092,930 $            $            $13,800,880 $   826,167
Depreciation       (1,702,069)                             (721,789)   (173,454)

Notes and Bonds:
Appreciation               78                   586,689     455,365      12,306
Depreciation              (70)                 (184,558)   (151,625)     (3,067)

                  $28,390,869 $            $    402,131 $13,382,831 $    661,952


                                 Portfolio

                    Aggressive   Moderate   Conservative
                     Investor    Investor     Investor


Common Stock:
Appreciation      $   227,057 $    167,247 $    114,025
Depreciation         (182,781)    (139,938)     (94,357)

Notes and Bonds:
Appreciation            4,428        8,910       12,948
Depreciation              (22)         (44)         (65)

                  $    48,682 $     36,175 $     32,551

8.      Net Shareholders
        Shares outstanding at June 30, 1998, are:

                                             Portfolio

                      Equity      Money         Bond       Managed    Tactical
                                  Market                                Asset

AUL                    309,609                                            50,001
Dean Investments                                                          50,000
AUL American Unit
Trust                1,768,632    7,765,122      857,571   1,642,907       2,514
AUL Group Retirement Annuity
Separate Account II  1,595,569   49,711,554    2,418,658   2,130,103      10,758
AUL American Individual
Unit Trust             513,894    5,123,777      326,881     580,615     344,756
AUL American Individual
Variable Life Unit Trust   165                         2

                     4,187,869   62,600,453    3,603,112   4,353,625     458,029



                                Portfolio

                    Aggressive   Moderate   Conservative
                     Investor    Investor     Investor


AUL                   500,000       500,000      500,000
AUL American Unit Trust
AUl Group Retirement Annuity
Separate Account I
AUL Group Retirement Annuity
Separate Account II        355          282          116

                       500,355      500,282      500,116

                              Financial Highlights

The per share amounts are based on shares outstanding throughout the year.


                                             Equity Portfolio

                         Six months
                           ended                  For years ended
                          June 30,
                            1998      Dec. 31,   Dec. 31,   Dec. 31,   Dec. 31,
                         (unaudited)    1997       1996       1995       1994
Per Share Data:
Investment Income        $     0.26  $    0.42  $    0.39  $    0.37  $    0.33
Expense                        0.07       0.13       0.11       0.09       0.09

Net investment income          0.19       0.29       0.28       0.28       0.24

Net gain (loss) on
investments                    1.81       4.64       2.44       2.12       0.26

Shareholder distributions:
Net investment income         (0.08)     (0.30)     (0.28)     (0.27)     (0.24)
Realized gain                            (0.25)                (0.19)     (0.67)


Net increase (decrease)        1.92       4.38       2.44       1.94      (0.41)
Net asset value at
beginning of year             21.03      16.65      14.21      12.27      12.68

Net asset value at end
of period                $    22.95  $   21.03  $   16.65  $   14.21  $   12.27



Ratio to average net assets:*
Expense                       0.62%      0.66%      0.70%      0.70%      0.73%
Net investment income         1.65%      1.52%      1.81%      2.08%      1.85%

Total return**                9.45%     29.59%     19.17%     19.45%      2.64%

Portfolio turnover rate         11%         9%        11%        10%        20%

Average commission
rate paid***             $   0.0650  $  0.0719  $  0.0666        N/A        N/A

Shares outstanding        4,187,869  3,816,406  3,042,989  2,483,962  1,675,654

  *annualized
 **Total returns for periods less than one year are not annualized. Total return assumes reinvestment of dividends and capital gain distributions, if any.
***computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period for which there was a commission. This disclosure was required by the SEC beginning in 1996.

The accompanying notes are an integral part of the financial statements.

The per share amounts are based on shares outstanding throughout the year.


                                          Money Market Portfolio


                                                  For years ended
                         Six months
                           ended
                          June 30,
                            1998      Dec. 31,   Dec. 31,   Dec. 31,   Dec. 31,
                         (unaudited)    1997       1996       1995       1994

Per Share Data:
Investment Income        $     0.03  $    0.06  $    0.06  $    0.06  $    0.05
Expense                                   0.01       0.01       0.01       0.01

Net investment income          0.03       0.05       0.05       0.05       0.04

Net gain on investments

Shareholder distributions:
Net investment income         (0.03)     (0.05)     (0.05)     (0.05)     (0.04)
Realized gain

Net increase (decrease)
Net asset value at
beginning of year              1.00       1.00       1.00       1.00       1.00

Net asset value at end
of period                $     1.00  $    1.00  $    1.00  $    1.00  $    1.00



Ratio to average net assets:*
Expense                       0.62%      0.66%      0.70%      0.73%      0.75%
Net investment income         4.84%      4.83%      4.64%      5.13%      3.71%

Total return**                2.43%      4.85%      4.63%      5.09%      3.38%

Portfolio turnover rate

Average commission
rate paid***                    N/A        N/A        N/A        N/A        N/A

Shares outstanding       62,600,453 55,756,942 40,227,475 24,290,006 15,495,643

  *annualized
 **Total returns for periods less than one year are not annualized. Total return assumes reinvestment of dividends and capital gain distributions, if any.
***computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period for which there was a commission. This disclosure was required by the SEC beginning in 1996.

The accompanying  notes are an integral part of the financial statements.

The per share amounts are based on shares outstanding throughout the year.


                                              Bond Portfolio


                         Six months               For years ended
                           ended
                          June 30,
                            1998      Dec. 31,   Dec. 31,   Dec. 31,   Dec. 31,
                         (unaudited)    1997       1996       1995       1994

Per Share Data:
Investment Income        $     0.34  $    0.67  $    0.70  $    0.75  $    0.72
Expense                        0.03       0.07       0.08       0.08       0.08

Net investment income          0.31       0.60       0.62       0.67       0.64

Net gain (loss) on
investments                    0.11       0.25      (0.39)      1.07      (1.01)

Shareholder distributions:
Net investment income         (0.15)     (0.59)     (0.63)     (0.66)     (0.64)
Realized gain                            (0.23)     (0.01)     (0.01)


Net increase (decrease)        0.27       0.03      (0.41)      1.07      (1.01)
Net asset value at
beginning of year             10.68      10.65      11.06       9.99      11.00

Net asset value at end
of period                $    10.95  $   10.68  $   10.65  $   11.06  $    9.99



Ratio to average net assets:
Expense                       0.63%      0.67%      0.71%      0.70%      0.73%
Net investment income         5.56%      5.53%      5.85%      6.28%      6.19%

Total return**                4.00%      7.85%      2.23%     17.79%     (3.56%)

Portfolio turnover rate         81%       107%        62%        55%        50%

Average commission
rate paid***                    N/A        N/A        N/A        N/A        N/A

Shares outstanding        3,603,112  3,252,044  2,648,089  2,298,581  2,046,361

  *annualized
 **Total returns for periods less than one year are not annualized. Total return assumes reinvestment of dividends and capital gain distributions, if any.
***computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period for which there was a commission. This disclosure was required by the SEC beginning in 1996.

The accompanying notes are an integral part of the financial statements.

The per share amounts are based on shares outstanding throughout the year.


                                            Managed Portfolio


                         Six months
                           ended                  For years ended
                          June 30,
                            1998      Dec. 31,   Dec. 31,   Dec. 31,   Dec. 31,
                         (unaudited)    1997       1996       1995       1994

Per Share Data:
Investment Income        $     0.31  $    0.58  $    0.53  $    0.54  $    0.50
Expense                        0.05       0.10       0.09       0.08       0.08

Net investment income          0.26       0.48       0.44       0.46       0.42

Net gain (loss) on
investments                    0.88       2.34       1.01       1.62      (0.45)

Shareholder distributions:
Net investment income         (0.12)     (0.48)     (0.44)     (0.46)     (0.42)
Realized gain                            (0.41)     (0.03)     (0.20)     (0.30)


Net increase (decrease)        1.02       1.93       0.98       1.42      (0.75)
Net asset value at
beginning of year             15.33      13.40      12.42      11.00      11.75

Net asset value at end
of period                $    16.35  $   15.33  $   13.40  $   12.42  $   11.00



Ratio to average net assets:*
Expense                       0.62%      0.67%      0.70%      0.70%      0.73%
Net investment income         3.27%      3.27%      3.43%      3.86%      3.63%

Total return**                7.43%     20.95%     11.79%     19.13%     (0.92%)

Portfolio turnover rate         41%        27%        34%        35%        34%

Average commission
rate paid***             $   0.0656  $  0.0706  $  0.0668        N/A        N/A

Shares outstanding        4,353,625  3,945,223  3,215,189  2,484,037  2,233,298

  *annualized
 **Total returns for periods less than one year are not annualized. Total return assumes reinvestment of dividends and capital gain distributions, if any.
***computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period for which there was a commission. This disclosure was required by the SEC beginning in 1996.

The accompanying notes are an integral part of the financial statements.

The per share amounts are based on shares outstanding throughout the year.


        Tactical Asset

                         Six months                      July 31, 1995
                           ended        For years ended (commencement)
                          June 30,                            to
                            1998      Dec. 31,  Dec. 31,   Dec. 31,
                         (unaudited)    1997      1996       1995

Per Share Data:
Investment Income        $     0.23  $    0.41  $    0.39  $    0.20
Expense                        0.06       0.13       0.11       0.04

Net investment income          0.17       0.28       0.28       0.16

Net gain on investments        0.93       1.75       1.38       0.49

Shareholder distributions:
Net investment income         (0.09)     (0.28)     (0.28)     (0.16)
Realized gain                            (0.96)     (0.17)     (0.05)


Net increase (decrease)        1.01       0.79       1.21       0.44
Net asset value at
beginning of year             12.44      11.65      10.44      10.00

Net asset value at end
of period                $    13.45  $   12.44  $   11.65      10.44



Ratio to average net assets:*
Expense                       0.99%      1.00%      1.00%      1.00%
Net investment income         2.53%      2.24%      2.62%      3.70%

Total return**                8.81%     15.48%     15.67%      6.49%

Portfolio turnover rate         12%        52%        25%         4%

Average commission
rate paid***             $   0.0609  $  0.0733  $  0.0799        N/A

Shares outstanding          458,029    357,897    184,046    109,147

  *annualized
 **Total returns for periods less than one year are not annualized. Total return assumes reinvestment of dividends and capital gain distributions, if any.
***computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period for which there was a commission. This disclosure was required by the SEC beginning in 1996.

The accompanying notes are an integral part of the financial statements.

The per share amounts are based on shares outstanding throughout the year.


                           Aggressive         Moderate       Conservative
                            Investor          Investor         Investor

                         March 31, 1998    March 31, 1998    March 31, 1998
                         (commencement)    (commencement)   (commencement)
                        to June 30, 1998  to June 30, 1998  to June 30, 1998
                          (unaudited)       (unaudited)       (unaudited)


Per Share Data:
Investment Income       $       0.06      $      0.09       $       0.10
Expense                         0.04             0.04               0.04

Net investment income           0.02             0.05               0.06

Net gain on investments         0.13             0.09               0.08

Shareholder distributions:
Net investment income
Realized gain


Net increase (decrease)         0.15            0.14                0.14
Net asset value at
beginning of period            10.00           10.00               10.00

Net asset value at end
of period               $      10.15    $      10.14       $       10.14



Ratio to average net assets:*
Expense                        0.78%            0.78%              0.78%
Net investment income          0.48%            0.93%              1.29%

Total return***                1.46%            1.36%              1.43%

Portfolio turnover rate           8%               7%                 9%

Average commission
rate paid**             $     0.0528   $       0.0530      $      0.0530

Shares outstanding           500,355          500,282            500,116

  *annualized
 **computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period for which there was a commission. This disclosure was required by the SEC beginning in 1996.
***Total returns for periods less than one year are not annualized. Total return assumes reinvestment of dividends and capital gain distributions, if any.

The accompanying notes are an integral part of the financial statements.

American United Life Insurance Company
P.O. Box 368
Indianapolis, Indiana 46206-0368
www.aul.com

P-13959A(7/98)